                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-9082
                                   ---------------------------------------------

                                  M FUND, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                   M Financial Plaza
   1125 NW Couch Street, Suite 900  Portland, Oregon             97209
--------------------------------------------------------------------------------
      (Address of principal executive offices)                 (Zip code)

                     Daniel F. Byrne, President M Fund, Inc.
    M Financial Plaza 1125 NW Couch Street, Suite 900 Portland, Oregon 97209
--------------------------------------------------------------------------------
                     (Name and address of agent for service)
with a Copy to:

          Frederick R. Bellamy, Esquire
          Sutherland, Asbill & Brennan LLP
          1275 Pennsylvania Avenue, N.W.
          Washington, D.C. 20004-2404


Registrant's telephone number, including area code:  (503) 232-6960
                                                    ----------------------

Date of fiscal year end:    12/31/2005
                           --------------------------

Date of reporting period:   06/30/2005
                           --------------------------

ITEM 1. REPORTS TO STOCKHOLDERS.

     The semi annual report for the period January 1, 2005 through June 30, 2005 is filed herewith.

                                  M FUND, INC.

                       Brandes International Equity Fund
                            Turner Core Growth Fund
                       Frontier Capital Appreciation Fund
                        Business Opportunity Value Fund

                               Semi-Annual Report
                                 June 30, 2005

                              [LOGO] M FUND, INC.

BRANDES INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 2005

                                                        VALUE
 SHARES                                                (NOTE 1)
---------                                            ------------
           FOREIGN COMMON STOCKS--97.6%
           AUSTRIA--0.7%
  103,300  Telekom Austria AG......................  $  2,008,388
                                                     ------------
           BELGIUM--0.7%
   63,300  InBev...................................     2,142,041
                                                     ------------
           BRAZIL--1.3%
  319,900  Centrais Eletricas Brasileiras
             SA--SP ADR............................     2,201,296
    8,252  Tele Centro Oeste Celular
             Participacoes SA--ADR.................        83,098
      639  Tele Leste Celular Participacoes
             SA--ADR*..............................         5,080
    1,117  Tele Norte Leste Participacoes
             SA--ADR...............................        18,598
   55,600  Telecomunicacoes Brasileiras
             SA--ADR...............................     1,695,800
    7,796  Telesp Celular Partcipacoes
             SA--ADR*..............................        33,289
                                                     ------------
                                                        4,037,161
                                                     ------------
           CANADA--2.4%
1,090,900  Bombardier, Inc.--Class B...............     2,323,242
1,864,605  Nortel Networks Corp.*+.................     4,866,619
                                                     ------------
                                                        7,189,861
                                                     ------------
           FRANCE--6.0%
  510,700  Alcatel SA*.............................     5,604,084
   84,700  Carrefour SA............................     4,109,219
  133,500  France Telecom SA+......................     3,902,202
   26,000  France Telecom SA 144A{.}...............       759,979
   30,220  Nexans SA*..............................     1,224,816
   31,849  Sanofi-Aventis..........................     2,620,211
                                                     ------------
                                                       18,220,511
                                                     ------------
           GERMANY--13.3%
  115,600  Bayerische Hypo-und Vereinsbank AG*.....     3,008,360
   46,240  Bayerische Hypo-und Vereinsbank AG
             144A*{.}..............................     1,203,344
  119,772  Commerzbank AG..........................     2,606,862
  171,600  DaimlerChrysler AG......................     6,971,553
  507,000  Deutsche Telekom AG.....................     9,384,927
   61,000  Heidelberger Druckmaschinen AG
             144A*{.}..............................     1,785,981
   28,900  Hypo Real Estate Holding................     1,101,037
                                                        VALUE
 SHARES                                                (NOTE 1)
---------                                            ------------
           GERMANY (CONTINUED)
   55,900  Muenchener Rueckversicherungs-
             Gesellschaft AG.......................  $  5,959,610
   35,147  Schering AG.............................     2,163,550
  135,100  Volkswagen AG+..........................     6,170,265
                                                     ------------
                                                       40,355,489
                                                     ------------
           ITALY--3.6%
  997,780  Banca Intesa SpA........................     4,563,080
  968,790  Telecom Italia Savings Shares...........     2,519,995
1,165,538  Telecom Italia SpA......................     3,648,701
                                                     ------------
                                                       10,731,776
                                                     ------------
           JAPAN--21.7%
  125,400  Daiichi Pharmaceutical Co., Ltd.........     2,774,986
1,010,000  Hitachi, Ltd............................     6,136,110
      299  Japan Tobacco, Inc......................     3,988,823
  131,000  Matsushita Electric Industrial Co.,
             Ltd...................................     1,987,317
      580  Millea Holdings, Inc....................     7,789,796
2,376,000  Mitsubishi Heavy Industries, Ltd........     6,210,925
      711  Mitsubishi Tokyo Financial Group,
             Inc...................................     6,030,746
  451,000  Mitsui Sumitomo Insurance Co., Ltd......     4,061,195
    1,882  Nippon Telegraph & Telephone Corp.......     8,057,959
   15,200  Nippon Telegraph & Telephone
             Corp.--ADR............................       326,344
   34,000  Ono Pharmaceutical Co., Ltd.............     1,612,043
   27,400  Rohm Co., Ltd...........................     2,642,690
   99,300  Sankyo Co., Ltd.........................     1,906,517
   43,000  Sony Corp...............................     1,480,620
      723  Sumitomo Mitsui Financial Group, Inc....     4,887,777
  201,000  Taisho Pharmaceutical Co., Ltd..........     3,913,467
   27,200  TDK Corp................................     1,853,542
                                                     ------------
                                                       65,660,857
                                                     ------------
           MEXICO--1.1%
  182,100  Telefonos de Mexico SA de
             CV--Class L--SP ADR...................     3,439,869
                                                     ------------
           NETHERLANDS--14.1%
  248,717  ABN AMRO Holding NV+....................     6,123,524
  402,857  Aegon NV................................     5,220,017
  158,900  Akzo Nobel NV...........................     6,263,347

   The accompanying notes are an integral part of these financial statements.

BRANDES INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)
JUNE 30, 2005

                                                        VALUE
 SHARES                                                (NOTE 1)
---------                                            ------------
           NETHERLANDS (CONTINUED)
   95,500  Heineken NV.............................  $  2,950,909
   69,279  ING Groep NV CVA........................     1,958,808
  524,300  Koninklijke Ahold NV*...................     4,313,406
  173,666  Koninklijke Ahold NV 144A*{.}...........     1,428,747
  286,700  STMicroelectronics NV...................     4,599,417
  107,494  Unilever NV CVA.........................     6,977,269
  155,446  Wolters Kluwer NV.......................     2,975,210
                                                     ------------
                                                       42,810,654
                                                     ------------
           NEW ZEALAND--0.9%
  680,035  Telecom Corp. of New Zealand, Ltd.......     2,842,720
                                                     ------------
           PORTUGAL--0.9%
  287,208  Portugal Telecom SA.....................     2,724,232
                                                     ------------
           RUSSIA--0.7%
   58,900  LUKOIL--SP ADR..........................     2,166,342
                                                     ------------
           SINGAPORE--2.4%
  360,736  DBS Group Holdings, Ltd.................     3,057,810
  143,105  Jardine Matheson Holdings, Ltd..........     2,532,958
  249,000  Overseas Chinese Banking Corp...........     1,712,152
                                                     ------------
                                                        7,302,920
                                                     ------------
           SOUTH KOREA--2.2%
  260,000  Korea Electric Power Corp.--SP ADR+.....     4,074,200
  115,900  KT Corp.--SP ADR+.......................     2,491,850
                                                     ------------
                                                        6,566,050
                                                     ------------
           SPAIN--3.4%
  196,333  Banco Bilbao Vizcaya Argentaria SA......     3,030,927
  159,973  Banco Santander Central Hispano SA......     1,856,081
  326,084  Telefonica SA...........................     5,341,697
      502  Telefonica SA--ADR......................        24,563
                                                     ------------
                                                       10,253,268
                                                     ------------
                                                        VALUE
 SHARES                                                (NOTE 1)
---------                                            ------------
           SWITZERLAND--6.6%
   40,200  Nestle SA--Registered...................  $ 10,279,567
   14,040  Swisscom AG.............................     4,575,286
   29,626  Zurich Financial Services AG*...........     5,099,728
                                                     ------------
                                                       19,954,581
                                                     ------------
           UNITED KINGDOM--15.5%
  797,300  BAE Systems Plc.........................     4,103,520
1,785,473  BT Group Plc............................     7,364,344
  744,800  Compass Group Plc.......................     3,132,099
1,931,900  Corus Group Plc*........................     1,455,080
1,597,255  Corus Group Plc 144A*{.}................     1,203,030
1,931,900  Corus Group Plc Deferred Shrs*=/ =......             0
  267,400  GlaxoSmithKline Plc.....................     6,478,429
  249,654  Imperial Chemical Industries Plc........     1,137,169
1,344,576  Invensys Plc*...........................       253,179
2,534,081  Invensys Plc 144A*{.}...................       477,159
  741,287  J Sainsbury Plc.........................     3,791,971
  958,038  Marks & Spencer Group Plc...............     6,193,569
  374,300  Unilever Plc............................     3,614,585
2,353,001  William Morrison Supermarkets Plc.......     7,848,524
                                                     ------------
                                                       47,052,658
                                                     ------------
           VENEZUELA--0.1%
   20,180  Compania Anonima Nacional Telefonos de
             Venezuela (CANTV)--ADR................       382,209
                                                     ------------
           TOTAL FOREIGN COMMON STOCKS
             (Cost $270,731,240)...................   295,841,587
                                                     ------------

   The accompanying notes are an integral part of these financial statements.

BRANDES INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)
JUNE 30, 2005

                                                     EXPIRATION       VALUE
    SHARES                                              DATE         (NOTE 1)
--------------                                       ----------  ----------------
                RIGHTS--0.1%
      49,800    Overseas Chinese Banking ORD RTS
                  (Cost $276,657)..................       N/A      $    342,431
                                                                   ------------

   PAR
  AMOUNT                                    YIELD   MATURITY
----------                                  -----  ----------
            SHORT-TERM INVESTMENTS--3.3%
$1,082,266  Bank of America++.............  3.030% 07/05/2005    1,082,266
   769,359  Bank of Nova Scotia++.........  3.110% 07/11/2005      769,359
   658,060  Barclays++....................  3.250% 07/26/2005      658,061
   650,546  BGI Institutional Money Market
              Fund++......................  3.245% 07/01/2005      650,547
   384,680  Citigroup++...................  3.085% 07/22/2005      384,680
   278,800  Compass Securitization++......  3.157% 07/11/2005      278,800
   416,878  Credit Suisse First Boston
              Corp.++.....................  3.200% 07/18/2005      416,878
   305,283  Fairway Finance++.............  3.270% 07/28/2005      305,283
   357,105  First Tennessee National
              Corp.++.....................  3.220% 08/09/2005      357,105
   420,091  General Electric Capital
              Corp.++.....................  3.252% 07/06/2005      420,092
   769,359  HBOS Halifax Bank of
              Scotland++..................  3.150% 08/08/2005      769,359
   259,297  Jupiter Securitization
              Corp.++.....................  3.208% 07/15/2005      259,297
   549,071  Lehman Brothers, Inc.++.......  3.478% 07/01/2005      549,071
   138,893  Merrill Lynch & Co.++.........  3.478% 07/01/2005      138,893
   577,019  Nordea Bank Finland Plc++.....  3.165% 08/09/2005      577,019
   288,510  Prefco++......................  3.260% 07/26/2005      288,510
   577,019  Rabobank Nederland++..........  3.170% 07/18/2005      577,019
   548,176  Royal Bank of Scotland++......  3.310% 08/09/2005      548,176
   253,537  Societe Generale++............  3.240% 08/09/2005      253,537
   577,019  Toronto Dominion Bank++.......  3.250% 08/02/2005      577,019
                                                               -----------
            TOTAL SHORT-TERM INVESTMENTS (COST $9,860,971)...    9,860,971
                                                               -----------
            TOTAL INVESTMENTS AT MARKET VALUE--101.0%
              (Cost $280,868,868)............................  306,044,989
            OTHER LIABILITIES IN EXCESS OF ASSETS--(1.0%)....   (3,043,725)
                                                               -----------
            NET ASSETS--100.0%...............................  $303,001,264
                                                               ===========

NOTES TO THE PORTFOLIO OF INVESTMENTS:

ADR--American Depositary Receipt
SP ADR--Sponsored American Depositary Receipt
*    Non-income producing security
+    Denotes all or a portion of security on loan (Note 1).
{.} Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
++   Represents collateral received from securities lending transactions.
=/=  Security had no market value at 6/30/05.
Percentages indicated are based on net assets.

   The accompanying notes are an integral part of these financial statements.

BRANDES INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2005

    At June 30, 2005, industry sector diversification of the Brandes International Equity Fund's investments as a percentage of net assets was as follows:

                                                    PERCENTAGE
                   (UNAUDITED)                        OF NET
                 INDUSTRY SECTOR                      ASSETS
                 ---------------                    ----------
Diversified Telecom Services......................       20.3%
Commercial Banking................................       12.6%
Insurance.........................................        9.3%
Food & Staples Retailing..........................        7.1%
Pharmaceuticals...................................        7.0%
Food Products.....................................        6.9%
Automotive........................................        4.3%
Communications Equipment..........................        3.4%
Machinery.........................................        3.0%
Electronic Equipment & Instruments................        2.6%
Chemicals.........................................        2.5%
Semiconductors & Semiconductor Equipment..........        2.4%
Aerospace & Defense...............................        2.2%
Electric Utilities................................        2.1%
Multi Line Retail.................................        2.0%
Beverages.........................................        1.7%
Diversified Financial Services....................        1.4%
Tobacco...........................................        1.3%
Household Durables................................        1.2%
Hotels Restaurants & Leisure......................        1.0%
Media.............................................        1.0%
Metals & Mining...................................        0.9%
Oil & Gas.........................................        0.7%
Electrical Equipment..............................        0.4%
Thrifts & Mortgage Finance........................        0.4%
Wireless Telecommunication Services...............        0.0%*
Short-Term Investments............................        3.3%
                                                     --------
                                                        101.0%
                                                     ========

  *  percentage less than 0.1% of net assets.

   The accompanying notes are an integral part of these financial statements.

TURNER CORE GROWTH FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 2005

                                                         VALUE
  SHARES                                                (NOTE 1)
----------                                            ------------
            COMMON STOCKS--98.6%
            ADVERTISING--0.7%
    29,570  Monster Worldwide, Inc.*................  $    848,068
                                                      ------------
            AEROSPACE & DEFENSE--1.3%
    23,250  Boeing Co...............................     1,534,500
                                                      ------------
            APPAREL RETAILERS--1.1%
    26,510  Chico's FAS, Inc.*+.....................       908,763
     7,430  Urban Outfitters, Inc.*.................       421,207
                                                      ------------
                                                         1,329,970
                                                      ------------
            BANKING--5.2%
    42,820  American Express Co.....................     2,279,309
    48,280  Bank of America Corp....................     2,202,051
    35,350  Northern Trust Corp.....................     1,611,606
                                                      ------------
                                                         6,092,966
                                                      ------------
            BEVERAGES, FOOD & TOBACCO--3.8%
     8,380  Brown-Forman Corp.--Class B.............       506,655
    52,340  Pepsico, Inc............................     2,822,696
    31,590  Sysco Corp..............................     1,143,242
                                                      ------------
                                                         4,472,593
                                                      ------------
            BUILDING MATERIALS--0.8%
    21,670  Cemex SA de CV--SP ADR..................       919,241
                                                      ------------
            CASINOS/GAMING--1.1%
    33,670  MGM Mirage, Inc.*.......................     1,332,659
                                                      ------------
            CHEMICALS--1.0%
    18,310  Monsanto Co.............................     1,151,150
                                                      ------------
            COAL--1.1%
    25,030  Peabody Energy Corp.....................     1,302,561
                                                      ------------
            COMMERCIAL SERVICES--0.4%
     7,920  Fluor Corp..............................       456,113
                                                      ------------
            COMMUNICATIONS--0.7%
    47,990  Nokia Oyj--SP ADR.......................       798,554
                                                      ------------
            COMMUNICATIONS EQUIPMENT--0.9%
    65,770  Corning, Inc.*..........................     1,093,097
                                                      ------------
                                                         VALUE
  SHARES                                                (NOTE 1)
----------                                            ------------
            COMPUTER SOFTWARE--2.4%
    17,780  Cognizant Technology Solutions Corp.*...  $    837,971
     6,910  Google, Inc.--Class A*+.................     2,032,576
                                                      ------------
                                                         2,870,547
                                                      ------------
            COMPUTER SOFTWARE & PROCESSING--8.2%
    23,070  Alliance Data Systems Corp.*............       935,719
    37,380  Automatic Data Processing, Inc..........     1,568,839
    11,180  Electronic Arts, Inc.*..................       632,900
    42,610  Juniper Networks, Inc.*+................     1,072,920
   113,140  Microsoft Corp..........................     2,810,398
    32,070  VeriSign, Inc.*+........................       922,333
    52,320  Yahoo!, Inc.*+..........................     1,812,888
                                                      ------------
                                                         9,755,997
                                                      ------------
            COMPUTERS & INFORMATION--2.8%
    21,530  Apple Computer, Inc.*...................       792,519
    34,440  Dell, Inc.*.............................     1,360,724
    88,700  EMC Corp.*..............................     1,216,077
                                                      ------------
                                                         3,369,320
                                                      ------------
            COSMETICS & PERSONAL CARE--2.3%
    52,440  Procter & Gamble Co.+...................     2,766,210
                                                      ------------
            DIVERSIFIED MANUFACTURING
            OPERATIONS--0.6%
    12,490  Danaher Corp............................       653,727
                                                      ------------
            ELECTRIC UTILITIES--1.6%
    65,200  AES Corp.*..............................     1,067,976
    51,240  CMS Energy Corp.*+......................       771,674
                                                      ------------
                                                         1,839,650
                                                      ------------
            ELECTRICAL EQUIPMENT--4.2%
   144,010  General Electric Co.....................     4,989,946
                                                      ------------
            ELECTRONICS--4.7%
    30,660  Broadcom Corp.--Class A*................     1,088,737
    85,090  Intel Corp..............................     2,217,445
    19,560  Marvell Technology Group, Ltd.*.........       744,062
    54,240  Texas Instruments, Inc..................     1,522,517
                                                      ------------
                                                         5,572,761
                                                      ------------

   The accompanying notes are an integral part of these financial statements.

TURNER CORE GROWTH FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)
JUNE 30, 2005

                                                         VALUE
  SHARES                                                (NOTE 1)
----------                                            ------------
            FINANCIAL SERVICES--9.9%
     3,550  Chicago Mercantile Exchange, Inc.+......  $  1,049,025
    76,820  Citigroup, Inc..........................     3,551,389
    40,870  Host Marriott Corp. REIT................       715,225
    17,070  Legg Mason, Inc.........................     1,777,158
    35,520  Morgan Stanley..........................     1,863,734
    13,180  SEI Investments Co......................       492,273
    37,010  T. Rowe Price Group, Inc................     2,316,826
                                                      ------------
                                                        11,765,630
                                                      ------------
            FOOD RETAILERS--1.5%
    16,570  Starbucks Corp.*........................       856,006
     7,720  Whole Foods Market, Inc.................       913,276
                                                      ------------
                                                         1,769,282
                                                      ------------
            HEALTH CARE PROVIDERS--1.0%
    27,190  Caremark Rx, Inc.*......................     1,210,499
                                                      ------------
            HEALTH CARE PROVIDERS & SERVICES--0.5%
    10,460  Medco Health Solutions, Inc.*...........       558,146
                                                      ------------
            HEAVY MACHINERY--2.4%
    90,260  Applied Materials, Inc..................     1,460,407
    13,140  Joy Global, Inc.........................       441,373
    18,770  National-Oilwell, Inc.*.................       892,326
                                                      ------------
                                                         2,794,106
                                                      ------------
            HOME CONSTRUCTION, FURNISHINGS &
            APPLIANCES--0.7%
    22,690  DR Horton, Inc.+........................       853,371
                                                      ------------
            HOUSEHOLD PRODUCTS--0.7%
     9,130  Fortune Brands, Inc.....................       810,744
                                                      ------------
            INSURANCE--4.9%
     9,580  Aetna, Inc..............................       793,416
    19,940  Allstate Corp...........................     1,191,415
    36,640  Prudential Financial, Inc.+.............     2,405,782
    19,390  WellPoint, Inc.*........................     1,350,320
                                                      ------------
                                                         5,740,933
                                                      ------------
            MACHINERY--0.6%
    18,220  American Standard Cos., Inc.............       763,782
                                                      ------------
            MEDIA--BROADCASTING & PUBLISHING--0.9%
    33,730  Comcast Corp.--Class A*.................     1,035,511
                                                      ------------
                                                         VALUE
  SHARES                                                (NOTE 1)
----------                                            ------------
            MEDICAL AND HEALTH PRODUCTS--0.4%
     7,650  Bard (C.R.) Inc.........................  $    508,801
                                                      ------------
            MEDICAL SUPPLIES--1.5%
    11,020  Fisher Scientific International,
              Inc.*.................................       715,198
    14,470  Roper Industries, Inc...................     1,032,724
                                                      ------------
                                                         1,747,922
                                                      ------------
            METALS--0.8%
    32,830  Cia Vale Do Rio Doce--ADR+..............       961,262
                                                      ------------
            OIL & GAS--7.0%
    13,810  Apache Corp.............................       892,126
     8,470  Ashland, Inc............................       608,739
    20,610  ConocoPhillips..........................     1,184,869
    16,890  Noble Corp..............................     1,038,904
    25,110  Tidewater, Inc..........................       957,193
    16,220  Valero Energy Corp......................     1,283,164
    44,550  Williams Co., Inc.......................       846,450
    41,603  XTO Energy, Inc.........................     1,414,086
                                                      ------------
                                                         8,225,531
                                                      ------------
            OIL SERVICES--3.0%
    17,170  Questar Corp............................     1,131,503
    25,000  Southwestern Energy Co.*................     1,174,500
    40,690  Ultra Petroleum Corp.*..................     1,235,348
                                                      ------------
                                                         3,541,351
                                                      ------------
            PHARMACEUTICALS--8.3%
    21,640  Amgen, Inc.*+...........................     1,308,354
    17,340  Genentech, Inc.*........................     1,392,055
    12,260  Genzyme Corp.*..........................       736,703
    29,710  Gilead Sciences, Inc.*..................     1,306,943
    39,360  Johnson & Johnson.......................     2,558,400
    92,630  Pfizer, Inc.............................     2,554,735
                                                      ------------
                                                         9,857,190
                                                      ------------
            RESTAURANTS--0.8%
    18,120  Yum! Brands, Inc........................       943,690
                                                      ------------
            RESTAURANTS AND LODGING--1.1%
    19,080  Marriott International, Inc.--Class A...     1,301,638
                                                      ------------

   The accompanying notes are an integral part of these financial statements.

TURNER CORE GROWTH FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)
JUNE 30, 2005

                                                         VALUE
  SHARES                                                (NOTE 1)
----------                                            ------------
            RETAILERS--1.3%
     9,940  Best Buy Co., Inc.......................  $    681,387
    29,950  CVS Corp................................       870,647
                                                      ------------
                                                         1,552,034
                                                      ------------
            TELEPHONE SYSTEMS--3.1%
    34,000  America Movil SA de CV--Class L--ADR....     2,026,740
     9,120  Global Payments, Inc.+..................       618,336
    16,720  NII Holdings, Inc.--Class B*+...........     1,069,077
                                                      ------------
                                                         3,714,153
                                                      ------------
                                                         VALUE
  SHARES                                                (NOTE 1)
----------                                            ------------
            TEXTILES, CLOTHING & FABRICS--1.7%
    27,450  Coach, Inc.*............................  $    921,497
    11,890  Nike, Inc.--Class B.....................     1,029,674
                                                      ------------
                                                         1,951,171
                                                      ------------
            TRANSPORTATION--1.6%
    23,140  Burlington Northern Santa Fe Corp.......     1,089,431
    14,600  C.H. Robinson Worldwide, Inc............       849,720
                                                      ------------
                                                         1,939,151
                                                      ------------
            TOTAL COMMON STOCKS
              (Cost $102,705,524)...................  $116,695,528
                                                      ============

   The accompanying notes are an integral part of these financial statements.

TURNER CORE GROWTH FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)
JUNE 30, 2005

   PAR                                                            VALUE
  AMOUNT                                    YIELD   MATURITY     (NOTE 1)
----------                                  -----  ----------  ------------
            SHORT-TERM INVESTMENTS--10.0%
$1,299,075  Bank of America++.............  3.030% 07/05/2005  $  1,299,075
                                                               ------------

  SHARES
----------
   923,484  Bank of Nova Scotia++.........  3.110% 07/11/2005       923,484
   789,888  Barclays++....................  3.250% 07/26/2005       789,888
   780,869  BGI Institutional Money Market
              Fund++......................  3.245% 07/01/2005       780,869
   461,742  Citigroup++...................  3.085% 07/22/2005       461,742
   334,651  Compass Securitization++......  3.157% 07/11/2005       334,651
   500,391  Credit Suisse First Boston
              Corp.++.....................  3.200% 07/18/2005       500,391
   366,440  Fairway Finance++.............  3.270% 07/28/2005       366,440
   428,643  First Tennessee National
              Corp.++.....................  3.220% 08/09/2005       428,643
   504,248  General Electric Capital
              Corp.++.....................  3.252% 07/06/2005       504,248
   923,484  HBOS Halifax Bank of
              Scotland++..................  3.150% 08/08/2005       923,484
   311,242  Jupiter Securitization
              Corp.++.....................  3.208% 07/15/2005       311,242
   659,066  Lehman Brothers, Inc.++.......  3.478% 07/01/2005       659,066
   166,718  Merrill Lynch & Co.++.........  3.478% 07/01/2005       166,718
   692,613  Nordea Bank Finland Plc++.....  3.165% 08/09/2005       692,613
   346,306  Prefco++......................  3.260% 07/26/2005       346,306
   692,613  Rabobank Nederland++..........  3.170% 07/18/2005       692,613
   657,991  Royal Bank of Scotland++......  3.310% 08/09/2005       657,991
   304,327  Societe Generale++............  3.240% 08/09/2005       304,327
   692,613  Toronto Dominion Bank++.......  3.250% 08/02/2005       692,613
                                                               ------------
            TOTAL SHORT-TERM INVESTMENTS--(Cost
              $11,836,404)...................................    11,836,404
                                                               ------------
            TOTAL INVESTMENTS AT MARKET VALUE--108.6%
              (Cost $114,541,928)............................   128,531,932
            OTHER LIABILITIES IN EXCESS OF ASSETS--(8.6%)....   (10,131,631)
                                                               ------------
            NET ASSETS--100.0%...............................  $118,400,301
                                                               ============

NOTES TO THE PORTFOLIO OF INVESTMENTS:

ADR--American Depositary Receipt
REIT--Real Estate Investment Trust
SP ADR--Sponsored American Depositary Receipt
*    Non-income producing security
+    Denotes all or a portion of security on loan (Note 1).
++   Represents collateral received from securities lending transactions.
Percentages indicated are based on net assets.

   The accompanying notes are an integral part of these financial statements.

TURNER CORE GROWTH FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2005

    At June 30, 2005, industry sector diversification of the Turner Core Growth Fund's investments as a percentage of net assets was as follows:

                                                    PERCENTAGE
                   (UNAUDITED)                        OF NET
        SUMMARY OF SECTOR CLASSIFICATIONS             ASSETS
        ---------------------------------           ----------
Basic Materials...................................        1.8%
Communications....................................        6.3%
Consumer Cyclical.................................        7.8%
Consumer Non-Cyclical.............................       21.2%
Energy............................................       11.1%
Financial.........................................       20.0%
Industrial........................................       10.7%
Technology........................................       18.1%
Utilities.........................................        1.6%
Short-Term Investments............................       10.0%
                                                     --------
    Total.........................................      108.6%
                                                     ========

   The accompanying notes are an integral part of these financial statements.

FRONTIER CAPITAL APPRECIATION FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 2005

                                                         VALUE
  SHARES                                                (NOTE 1)
----------                                            ------------
            COMMON STOCKS--93.0%
            AEROSPACE & DEFENSE--1.4%
    34,350  Goodrich Corp...........................  $  1,406,976
    47,690  Orbital Sciences Corp.*+................       472,131
                                                      ------------
                                                         1,879,107
                                                      ------------
            AUTOMOTIVE--1.7%
    28,600  Autoliv, Inc............................     1,252,680
    43,900  CarMax, Inc.*+..........................     1,169,935
                                                      ------------
                                                         2,422,615
                                                      ------------
            BUSINESS SERVICES--0.9%
   111,200  Harris Interactive, Inc.*...............       541,544
    65,100  Presstek, Inc.*+........................       736,932
                                                      ------------
                                                         1,278,476
                                                      ------------
            CHEMICALS--1.3%
    15,100  Cabot Microelectronics Corp.*+..........       437,749
     9,800  FMC Corp.*..............................       550,172
    48,300  Mosaic Co. (The)*.......................       751,548
                                                      ------------
                                                         1,739,469
                                                      ------------
            COAL--0.9%
    31,400  Massey Energy Co.+......................     1,184,408
                                                      ------------
            COMMERCIAL SERVICES--9.6%
    31,000  Aramark Corp.--Class B..................       818,400
    18,020  EGL, Inc.*..............................       366,166
    44,240  Fluor Corp..............................     2,547,782
    22,340  Jacobs Engineering Group, Inc.*+........     1,256,848
   119,800  Lo-Jack Corp.*..........................     2,103,688
    18,200  Omnicare, Inc...........................       772,226
    43,600  Omnicell, Inc.*.........................       383,680
    17,100  Portfolio Recovery Associates, Inc.*....       718,542
    73,200  Regeneration Technologies, Inc.*........       458,232
    34,900  Republic Services, Inc..................     1,256,749
    33,740  Ritchie Bros. Auctioneers, Inc..........     1,300,677
    81,100  Sotheby's Holdings, Inc.--Class A*......     1,111,070
     9,400  TNS, Inc.*..............................       219,678
                                                      ------------
                                                        13,313,738
                                                      ------------
            COMMUNICATIONS--4.0%
    26,400  Andrew Corp.*+..........................       336,864
    76,720  Arris Group, Inc.*......................       668,231
    82,900  Harmonic, Inc.*.........................       400,407
                                                         VALUE
  SHARES                                                (NOTE 1)
----------                                            ------------
            COMMUNICATIONS (CONTINUED)
    12,760  Harris Corp.............................  $    398,240
    37,300  Itron, Inc.*............................     1,666,564
   314,900  Mindspeed Technologies, Inc.*+..........       384,178
    24,300  Polycom, Inc.*..........................       362,313
    42,410  Powerwave Technologies, Inc.*+..........       433,430
   194,420  Sonus Networks, Inc.*...................       929,328
                                                      ------------
                                                         5,579,555
                                                      ------------
            COMPUTER SOFTWARE--0.5%
    26,300  Amdocs, Ltd.*...........................       695,109
                                                      ------------
            COMPUTER SOFTWARE & PROCESSING--6.3%
    35,000  Ansoft Corp.*...........................       845,600
    83,100  BEA Systems, Inc.*......................       729,618
    26,660  CheckFree Corp.*+.......................       908,040
    28,200  Citrix Systems, Inc.*...................       610,812
    97,600  Eclipsys Corp.*.........................     1,373,232
    34,700  Electronics for Imaging, Inc.*+.........       730,088
    69,430  Informatica Corp.*......................       582,518
    33,770  Perot Systems Corp.--Class A*...........       480,209
    48,800  SafeNet, Inc.*..........................     1,662,128
    16,500  Synopsys, Inc.*.........................       275,055
    21,400  WebEx Communications, Inc.*+............       565,174
                                                      ------------
                                                         8,762,474
                                                      ------------
            COMPUTERS & INFORMATION--3.8%
    14,950  Diebold, Inc............................       674,394
    19,500  Global Imaging Systems, Inc.*+..........       621,270
    93,900  InFocus Corp.*..........................       388,746
    81,100  Komag, Inc.*............................     2,300,807
    81,700  Maxtor Corp.*...........................       424,840
    59,900  Western Digital Corp.*..................       803,858
                                                      ------------
                                                         5,213,915
                                                      ------------
            CONTAINERS & PACKAGING--2.2%
   172,400  Crown Holdings, Inc.*...................     2,453,252
    26,900  Pactiv Corp.*...........................       580,502
                                                      ------------
                                                         3,033,754
                                                      ------------
            ELECTRIC UTILITIES--0.6%
    57,300  Citizens Communications Co..............       770,112
                                                      ------------
            ELECTRICAL EQUIPMENT--1.7%
    64,880  Artesyn Technologies, Inc.*.............       564,456
    32,070  C&D Technologies, Inc...................       294,723
    12,800  Energy Conversion Devices, Inc.*+.......       286,464

   The accompanying notes are an integral part of these financial statements.

FRONTIER CAPITAL APPRECIATION FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)
JUNE 30, 2005

                                                         VALUE
  SHARES                                                (NOTE 1)
----------                                            ------------
            ELECTRICAL EQUIPMENT (CONTINUED)
   146,100  GrafTech International, Ltd.*...........  $    628,230
    59,500  SBS Technologies, Inc.*.................       552,160
                                                      ------------
                                                         2,326,033
                                                      ------------
            ELECTRONICS--17.4%
    46,000  Actel Corp.*............................       639,400
    11,144  Agere Systems, Inc.*....................       133,728
    31,490  Anaren, Inc.*...........................       414,093
    30,800  ATMI, Inc.*+............................       893,508
    14,300  Cree, Inc.*+............................       364,221
   101,750  Cypress Semiconductor Corp.*+...........     1,281,032
    24,200  Fairchild Semiconductor International,
              Inc.*.................................       356,950
    32,660  Genesis Microchip, Inc.*................       602,904
    10,600  Harman International Industries,
              Inc.+.................................       862,416
    16,600  Hutchinson Technology, Inc.*............       639,266
    26,900  Integrated Circuit Systems, Inc.*+......       555,216
    33,800  Integrated Device Technology, Inc.*+....       363,350
    23,400  Intersil Corp.--Class A.................       439,218
   301,400  MEMC Electronic Materials, Inc.*........     4,753,078
    35,860  Mercury Computer Systems, Inc.*.........       981,488
    72,100  Microsemi Corp.*+.......................     1,355,480
    58,740  National Semiconductor Corp.............     1,294,042
   107,100  PMC--Sierra, Inc.*+.....................       999,243
    47,300  Power-One, Inc.*........................       298,463
    43,200  RF Micro Devices, Inc.*.................       234,576
    23,000  Rogers Corp.*...........................       932,650
    70,100  Sanmina-Sci Corp.*+.....................       383,447
    21,000  Semtech Corp.*..........................       349,650
    66,200  SiRF Technology Holdings, Inc.*.........     1,170,416
    55,170  Skyworks Solutions, Inc.*...............       406,603
    56,900  SpatiaLight, Inc.*+.....................       322,623
    92,846  Stats Chippac Ltd.- ADR*+...............       661,064
    29,600  Teradyne, Inc.*+........................       354,312
    29,285  Trimble Navigation, Ltd.*...............     1,141,236
   189,200  Vitesse Semiconductor Corp.*............       395,428
    43,385  Zoran Corp.*............................       576,587
                                                      ------------
                                                        24,155,688
                                                      ------------
                                                         VALUE
  SHARES                                                (NOTE 1)
----------                                            ------------
            ENTERTAINMENT--0.5%
    60,600  Insight Communications Co., Inc.*.......  $    669,630
                                                      ------------
            ENTERTAINMENT & LEISURE--1.1%
    13,200  Hasbro, Inc.+...........................       274,428
    21,600  NetFlix, Inc.*+.........................       354,456
   170,800  Pinnacle Systems, Inc.*.................       939,400
                                                      ------------
                                                         1,568,284
                                                      ------------
            ENVIRONMENTAL--0.4%
   154,900  Bennett Environmental, Inc.*............       492,582
                                                      ------------
            FINANCIAL SERVICES--2.1%
    30,700  Ameritrade Holding Corp.*...............       570,713
    75,070  E*Trade Financial Corp.*................     1,050,229
    49,700  MarketAxess Holdings, Inc.*+............       561,610
    41,600  Waddell & Reed Financial,
              Inc.--Class A.........................       769,600
                                                      ------------
                                                         2,952,152
                                                      ------------
            FOREST PRODUCTS & PAPER--1.6%
    17,000  Bowater, Inc............................       550,290
    51,570  Packaging Corp. of America+.............     1,085,549
    63,820  Smurfit-Stone Container Corp............       649,049
                                                      ------------
                                                         2,284,888
                                                      ------------
            HEALTH CARE PROVIDERS--2.5%
    15,100  Apria Healthcare Group, Inc.*+..........       523,064
    37,500  Cross Country Healthcare, Inc.*.........       637,500
    20,940  Express Scripts, Inc.*+.................     1,046,581
    38,650  Matria Healthcare, Inc.*................     1,245,690
                                                      ------------
                                                         3,452,835
                                                      ------------
            HEAVY MACHINERY--4.4%
   113,520  Chicago Bridge & Iron Co., NV...........     2,595,067
    43,700  Kaydon Corp.............................     1,217,045
    29,200  National-Oilwell, Inc.*.................     1,388,168
    29,100  Pall Corp...............................       883,476
                                                      ------------
                                                         6,083,756
                                                      ------------
            HOME CONSTRUCTION, FURNISHINGS &
            APPLIANCES--0.6%
    47,100  Digital Theater Systems, Inc.*+.........       839,793
                                                      ------------
            INSURANCE--0.7%
    13,200  PMI Group, Inc. (The)...................       514,536
    15,700  PXRE Group, Ltd.........................       395,954
                                                      ------------
                                                           910,490
                                                      ------------

   The accompanying notes are an integral part of these financial statements.

FRONTIER CAPITAL APPRECIATION FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)
JUNE 30, 2005

                                                         VALUE
  SHARES                                                (NOTE 1)
----------                                            ------------
            MEDIA--0.2%
     9,000  Entercom Communications Corp.*+.........  $    299,610
                                                      ------------
            MEDICAL AND HEALTH TECH SERVICES--1.7%
    26,000  ICON Plc--ADR*..........................       902,200
   106,000  Input/Output, Inc.*+....................       665,680
    16,600  Psychiatric Solutions, Inc.*............       808,586
                                                      ------------
                                                         2,376,466
                                                      ------------
            MEDICAL SUPPLIES--2.0%
    16,900  Cyberonics, Inc.*.......................       733,291
    42,700  Dexcom, Inc.*...........................       533,323
     3,600  Intralase Corp.*+.......................        70,632
     8,860  Millipore Corp.*........................       502,628
    37,480  STERIS Corp.............................       965,860
                                                      ------------
                                                         2,805,734
                                                      ------------
            MEDICAL & BIO-TECHNOLOGY--0.9%
    27,000  Pharmaceutical Product Development,
              Inc.*.................................     1,265,220
                                                      ------------
            METALS--2.1%
    30,100  Brush Engineered Materials*.............       429,226
    85,100  Couer D'alene Mines Corp.*..............       308,913
    19,900  Maverick Tube Corp.*+...................       593,020
    15,200  Northwest Pipe Co.*.....................       353,400
    11,400  Reliance Steel & Aluminum Co............       422,598
    25,600  RTI International Metals, Inc.*.........       804,096
                                                      ------------
                                                         2,911,253
                                                      ------------
            MINING--0.6%
    22,200  Freeport-McMoran Copper & Gold,
              Inc.--Class B.........................       831,168
                                                      ------------
            OIL & GAS--8.9%
    36,300  Core Laboratories NV*...................       973,566
    28,298  Devon Energy Corp.......................     1,434,143
    21,811  ENSCO International, Inc................       779,743
    10,100  GlobalSantaFe Corp......................       412,080
    24,500  InterOil Corp.*+........................       665,910
    18,380  Noble Corp..............................     1,130,554
    11,100  Pioneer Natural Resources Co.+..........       467,088
    22,940  Premcor, Inc............................     1,701,689
    11,130  Remington Oil & Gas Corp.*..............       397,341
    70,320  Talisman Energy, Inc....................     2,641,922
                                                         VALUE
  SHARES                                                (NOTE 1)
----------                                            ------------
            OIL & GAS (CONTINUED)
    21,300  Transocean, Inc.*.......................  $  1,149,561
    17,280  Western Gas Resources, Inc..............       603,072
                                                      ------------
                                                        12,356,669
                                                      ------------
            PHARMACEUTICALS--1.4%
    20,880  Cambrex Corp............................       397,764
    26,600  Connetics Corp.*........................       469,224
    30,500  InterMune, Inc.*+.......................       397,720
    36,180  Parexel International Corp.*............       718,173
                                                      ------------
                                                         1,982,881
                                                      ------------
            RESTAURANTS--0.6%
    52,100  Triarc Cos.--Class B....................       774,206
                                                      ------------
            RETAILERS--2.3%
    60,040  Dollar Tree Stores, Inc.*...............     1,440,960
    42,270  Insight Enterprises, Inc.*..............       853,009
    70,500  ValueVision Media, Inc.--Class A*.......       846,705
                                                      ------------
                                                         3,140,674
                                                      ------------
            SEMICONDUCTORS--0.3%
    12,300  Lam Research Corp.*+....................       355,962
                                                      ------------
            SUPERMARKETS--0.6%
    13,900  Panera Bread Co.*+......................       862,982
                                                      ------------
            TELEPHONE SYSTEMS--0.3%
   110,300  LCC International, Inc.--Class A*.......       397,080
                                                      ------------
            TEXTILES, CLOTHING & FABRICS--1.6%
    62,710  Delta & Pine Land Co....................     1,571,513
   146,670  Unifi, Inc.*............................       621,881
                                                      ------------
                                                         2,193,394
                                                      ------------
            TRANSPORTATION--3.3%
    35,500  Kansas City Southern*+..................       716,390
    32,000  Kirby Corp.*............................     1,443,200
    43,000  Landstar System, Inc.*..................     1,295,160
    10,600  Sabre Holdings Corp.....................       211,470
    39,960  Swift Transportation Co., Inc.*.........       930,668
                                                      ------------
                                                         4,596,888
                                                      ------------
            TOTAL COMMON STOCKS (Cost
              $101,982,863).........................  $128,759,050
                                                      ------------

   The accompanying notes are an integral part of these financial statements.

FRONTIER CAPITAL APPRECIATION FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)
JUNE 30, 2005

                                                     EXPIRATION       VALUE
    SHARES                                              DATE         (NOTE 1)
--------------                                       ----------  ----------------
                RIGHTS--0.0%
       9,800    Veritas Software Corp., Rights
                  (Cost $0)........................       N/A      $          0
                                                                   ------------

   PAR
  AMOUNT                                    YIELD   MATURITY
----------                                  -----  ----------
            SHORT-TERM INVESTMENTS--17.0%
$2,579,519  Bank of America++.............  3.030% 07/05/2005    2,579,519
 1,833,723  Bank of Nova Scotia++.........  3.110% 07/11/2005    1,833,723
 1,568,449  Barclays++....................  3.250% 07/26/2005    1,568,449
 1,550,539  BGI Institutional Money Market
              Fund++......................  3.245% 07/01/2005    1,550,539
   916,861  Citigroup++...................  3.085% 07/22/2005      916,861
   664,503  Compass Securitization++......  3.157% 07/11/2005      664,503
   993,605  Credit Suisse First Boston
              Corp.++.....................  3.200% 07/18/2005      993,605
   727,624  Fairway Finance++.............  3.270% 07/28/2005      727,624
   851,139  First Tennessee National
              Corp.++.....................  3.220% 08/09/2005      851,139
 1,001,263  General Electric Capital
              Corp.++.....................  3.252% 07/06/2005    1,001,263
 1,833,723  HBOS Halifax Bank of
              Scotland++..................  3.150% 08/08/2005    1,833,723
   618,020  Jupiter Securitization
              Corp.++.....................  3.208% 07/15/2005      618,020
 1,308,679  Lehman Brothers Inc.++........  3.478% 07/01/2005    1,308,679
   331,044  Merrill Lynch & Co.++.........  3.478% 07/01/2005      331,044
 1,375,292  Nordea Bank Finland Plc++.....  3.165% 08/09/2005    1,375,292
   687,646  Prefco++......................  3.260% 07/26/2005      687,646
 1,375,292  Rabobank Nederland++..........  3.170% 07/18/2005    1,375,292
 1,306,546  Royal Bank of Scotland++......  3.310% 08/09/2005    1,306,546
   604,290  Societe Generale++............  3.240% 08/09/2005      604,290
 1,375,292  Toronto Dominion Bank++.......  3.250% 08/02/2005    1,375,292
                                                               -----------
                                                                23,503,049
                                                               -----------
            TOTAL SHORT-TERM INVESTMENTS--(COST
              $23,503,049)...................................   23,503,049
                                                               -----------
            TOTAL INVESTMENTS AT MARKET VALUE--110.0%
              (Cost $125,485,912)............................  152,262,099
            OTHER LIABILITIES IN EXCESS OF ASSETS--(10.0%)...  (13,877,281)
                                                               -----------
            NET ASSETS--100.0%...............................  $138,384,818
                                                               ===========

NOTES TO THE PORTFOLIO OF INVESTMENTS:

ADR--American Depositary Receipt
*    Non-income producing security
+    Denotes all or a portion of security on loan (Note 1).
++   Represents collateral received from securities lending transactions.
Percentages indicated are based on net assets.

   The accompanying notes are an integral part of these financial statements.

FRONTIER CAPITAL APPRECIATION FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2005

    At June 30, 2005, industry sector diversification of the Frontier Capital Appreciation Fund's investments as a percentage of net assets was as follows:

                                                    PERCENTAGE
                   (UNAUDITED)                        OF NET
        SUMMARY OF SECTOR CLASSIFICATIONS             ASSETS
        ---------------------------------           ----------
Basic Materials...................................        4.0%
Communications....................................        4.5%
Consumer Cyclical.................................        8.4%
Consumer Non-Cyclical.............................       19.6%
Energy............................................        9.8%
Financial.........................................        2.8%
Industrial........................................       15.0%
Technology........................................       28.3%
Utilities.........................................        0.6%
Short-Term Investments............................       17.0%
                                                     --------
Total.............................................      110.0%
                                                     ========

   The accompanying notes are an integral part of these financial statements.

BUSINESS OPPORTUNITY VALUE FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 2005

                                                       VALUE
 SHARES                                              (NOTE 1)
--------                                            -----------
          COMMON STOCKS--94.9%
          AEROSPACE & DEFENSE--3.1%
  11,200  General Dynamics........................  $ 1,226,848
  10,800  United Technologies Corp................      554,580
                                                    -----------
                                                      1,781,428
                                                    -----------
          BANKING--4.8%
  30,390  Bank of America Corp....................    1,386,088
  46,200  U.S. Bancorp+...........................    1,349,040
                                                    -----------
                                                      2,735,128
                                                    -----------
          BEVERAGES, FOOD & TOBACCO--1.7%
  43,400  Coca-Cola Enterprises, Inc..............      955,234
                                                    -----------
          BUILDING MATERIALS--1.2%
  18,100  Home Depot, Inc.........................      704,090
                                                    -----------
          CHEMICALS--4.2%
  16,700  Dow Chemical Co. (The)..................      743,651
  13,400  Monsanto Co.+...........................      842,458
  17,500  Praxair, Inc............................      815,500
                                                    -----------
                                                      2,401,609
                                                    -----------
          COMPUTER SOFTWARE & PROCESSING--3.5%
  49,213  First Data Corp.........................    1,975,410
                                                    -----------
          COMPUTERS & INFORMATION--2.3%
  18,000  International Business Machines Corp....    1,335,600
                                                    -----------
          CONSTRUCTION & ENGINEERING--1.1%
   7,200  Pulte Homes, Inc........................      606,600
                                                    -----------
          ELECTRONICS--4.7%
  34,500  Intel Corp..............................      899,070
  74,400  Thomson--SP ADR.........................    1,781,880
                                                    -----------
                                                      2,680,950
                                                    -----------
          ENTERTAINMENT--4.7%
  19,600  Harrah's Entertainment, Inc.............    1,412,572
 125,400  Liberty Media Corp.--Class A*...........    1,277,826
                                                    -----------
                                                      2,690,398
                                                    -----------
          FINANCIAL SERVICES--9.3%
  31,100  Citigroup, Inc..........................    1,437,753
  29,100  Freddie Mac.............................    1,898,193
                                                       VALUE
 SHARES                                              (NOTE 1)
--------                                            -----------
          FINANCIAL SERVICES (CONTINUED)
  24,500  JP Morgan Chase & Co....................  $   865,340
  21,000  Morgan Stanley..........................    1,101,870
                                                    -----------
                                                      5,303,156
                                                    -----------
          HEAVY CONSTRUCTION--1.7%
  15,000  Lennar Corp.--Class A+..................      951,750
                                                    -----------
          HOUSEHOLD PRODUCTS--2.5%
  15,800  Fortune Brands, Inc.....................    1,403,040
                                                    -----------
          INDUSTRIAL--DIVERSIFIED--3.3%
  63,900  Tyco International, Ltd.................    1,865,880
                                                    -----------
          INSURANCE--4.0%
  21,200  Allstate Corp...........................    1,266,700
  17,900  American International Group, Inc.......    1,039,990
                                                    -----------
                                                      2,306,690
                                                    -----------
          MACHINERY--2.1%
  28,000  American Standard Cos., Inc.............    1,173,760
                                                    -----------
          MEDIA--2.4%
  44,100  Vivendi Universal SA--SP ADR............    1,381,653
                                                    -----------
          MEDIA--BROADCASTING & PUBLISHING--1.2%
  20,700  Viacom, Inc.--Class B...................      662,814
                                                    -----------
          MEDICAL--HMO--5.3%
  23,000  UnitedHealth Group, Inc.................    1,199,220
  26,000  WellPoint, Inc.*........................    1,810,640
                                                    -----------
                                                      3,009,860
                                                    -----------
          MEDICAL SUPPLIES--4.4%
  25,200  Baxter International, Inc...............      934,920
  59,300  Boston Scientific Corp.+*...............    1,601,100
                                                    -----------
                                                      2,536,020
                                                    -----------
          OIL & GAS--6.2%
  16,700  Burlington Resources, Inc...............      922,508
  15,800  ChevronTexaco Corp......................      883,536
  23,800  Devon Energy Corp.......................    1,206,184
   4,700  Total SA--SP ADR+.......................      549,195
                                                    -----------
                                                      3,561,423
                                                    -----------
          PHARMACEUTICALS--8.2%
  27,900  Amgen, Inc.*............................    1,686,834

   The accompanying notes are an integral part of these financial statements.

BUSINESS OPPORTUNITY VALUE FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)
JUNE 30, 2005

                                                       VALUE
 SHARES                                              (NOTE 1)
--------                                            -----------
          PHARMACEUTICALS (CONTINUED)
  51,585  Biogen Idec, Inc.+*.....................  $ 1,777,103
  20,400  Genzyme Corp.*..........................    1,225,836
                                                    -----------
                                                      4,689,773
                                                    -----------
          RESTAURANTS--5.3%
  52,000  McDonald's Corp.........................    1,443,000
  30,300  Yum! Brands, Inc........................    1,578,024
                                                    -----------
                                                      3,021,024
                                                    -----------
          STORES--2.5%
  27,700  J.C. Penney Co., Inc. (Holding Co.).....    1,456,466
                                                    -----------
                                                       VALUE
 SHARES                                              (NOTE 1)
--------                                            -----------
          TELEPHONE SYSTEMS--5.2%
  17,200  Alltel Corp.+...........................  $ 1,071,216
  19,400  America Movil SA de
            CV--Class L--ADR+.....................    1,156,434
  30,750  Sprint Corp.--FON Group+................      771,518
                                                    -----------
                                                      2,999,168
                                                    -----------
          TOTAL COMMON STOCKS
            (Cost $50,638,177)....................  $54,188,924
                                                    ===========

   The accompanying notes are an integral part of these financial statements.

BUSINESS OPPORTUNITY VALUE FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)
JUNE 30, 2005

  PAR                                                            VALUE
 AMOUNT                                   YIELD    MATURITY    (NOTE 1)
--------                                  ------  ----------  -----------
          SHORT-TERM INVESTMENTS--10.6%
$665,986  Bank of America++.............  3.030%  07/05/2005  $   665,986
 473,434  Bank of Nova Scotia++.........  3.110%  07/11/2005      473,434
 404,945  Barclays++....................  3.250%  07/26/2005      404,945
 400,321  BGI Institutional Money Market
            Fund++......................  3.245%  07/01/2005      400,321
 236,717  Citigroup++...................  3.085%  07/22/2005      236,717
 171,563  Compass Securitization++......  3.157%  07/11/2005      171,563
 256,531  Credit Suisse First Boston
            Corp.++.....................  3.200%  07/18/2005      256,531
 187,859  Fairway Finance++.............  3.270%  07/28/2005      187,859
 219,749  First Tennessee National
            Corp.++.....................  3.220%  08/09/2005      219,749
 258,508  General Electric Capital
            Corp.++.....................  3.252%  07/06/2005      258,508
 473,434  HBOS Halifax Bank of
            Scotland++..................  3.150%  08/08/2005      473,434
 159,562  Jupiter Securitization
            Corp.++.....................  3.208%  07/15/2005      159,562
 337,878  Lehman Brothers, Inc.++.......  3.478%  07/01/2005      337,878
  85,470  Merrill Lynch & Co.++.........  3.478%  07/01/2005       85,470
 355,076  Nordea Bank Finland Plc++.....  3.165%  08/09/2005      355,076
 177,538  Prefco++......................  3.260%  07/26/2005      177,538
 355,076  Rabobank Nederland++..........  3.170%  07/18/2005      355,076
 337,327  Royal Bank of Scotland++......  3.310%  08/09/2005      337,327
 156,017  Societe Generale++............  3.240%  08/09/2005      156,017
 355,076  Toronto Dominion Bank++.......  3.250%  08/02/2005      355,076
                                                              -----------
          TOTAL SHORT-TERM INVESTMENTS (Cost $6,068,067)....    6,068,067
                                                              -----------
          TOTAL INVESTMENTS AT MARKET VALUE--105.5%
            (Cost $56,706,244)..............................   60,256,991
          OTHER LIABILITIES IN EXCESS OF ASSETS--(5.5%).....   (3,117,275)
                                                              -----------
          NET ASSETS--100.0%................................  $57,139,716
                                                              ===========

NOTES TO THE PORTFOLIO OF INVESTMENTS:

ADR--American Depositary Receipt
SP ADR--Sponsored American Depositary Receipt
*    Non-income producing security
+    Denotes all or a portion of security on loan (Note 1).
++   Represents collateral received from securities lending transactions.
Percentages indicated are based on net assets.

   The accompanying notes are an integral part of these financial statements.

BUSINESS OPPORTUNITY VALUE FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2005

    At June 30, 2005, industry sector diversification of the Business Opportunity Value Fund's investments as a percentage of net assets was as follows:

                                                    PERCENTAGE
                   (UNAUDITED)                        OF NET
        SUMMARY OF SECTOR CLASSIFICATIONS             ASSETS
        ---------------------------------           ----------
Basic Materials...................................        4.2%
Communications....................................        8.8%
Consumer Cyclical.................................        9.5%
Consumer Non-Cyclical.............................       27.4%
Energy............................................        6.2%
Financial.........................................       18.1%
Industrial........................................       10.2%
Technology........................................       10.5%
Short-Term Investments............................       10.6%
                                                     --------
    Total.........................................      105.5%
                                                     ========

   The accompanying notes are an integral part of these financial statements.

M FUND, INC.
STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)
JUNE 30, 2005

                                   BRANDES                   FRONTIER CAPITAL    BUSINESS
                                INTERNATIONAL  TURNER CORE     APPRECIATION    OPPORTUNITY
                                 EQUITY FUND   GROWTH FUND         FUND         VALUE FUND
                                -------------  ------------  ----------------  ------------
ASSETS:
  Investments, at value (Note
    1)*/**--see accompanying
    Portfolio of
    Investments...............  $306,044,989   $128,531,932    $152,262,099    $60,256,991
  Cash........................     3,874,025     1,522,073        9,999,102      2,793,163
  Cash denominated in foreign
    currencies***.............     4,732,452            --               --             --
  Receivable from:
    Securities sold...........     2,353,024     1,962,563          994,632        487,871
    Capital stock
      subscriptions...........        52,168         1,503               --          1,524
    Dividends and interest....     1,111,453       100,529           89,476         74,758
  Prepaid expenses............        24,774        11,254           15,791          2,994
                                ------------   ------------    ------------    -----------
        Total assets..........   318,192,885   132,129,854      163,361,100     63,617,301
                                ------------   ------------    ------------    -----------
LIABILITIES:
  Payable for:
    Securities purchased......     4,747,112     1,675,519        1,064,561        258,418
    Capital stock
      redemptions.............        22,008        47,309           64,899         41,324
    Investment adviser, net
      (Note 2)................       484,772       132,032          306,928         82,714
    Collateral for securities
      loaned (Note 1).........     9,860,971    11,836,404       23,503,049      6,068,067
    Accrued expenses and other
      liabilities.............        76,758        38,289           36,845         27,062
                                ------------   ------------    ------------    -----------
        Total liabilities.....    15,191,621    13,729,553       24,976,282      6,477,585
                                ------------   ------------    ------------    -----------
NET ASSETS....................  $303,001,264   $118,400,301    $138,384,818    $57,139,716
                                ============   ============    ============    ===========
NET ASSETS CONSIST OF:
  Paid-in capital.............  $268,656,341   $119,331,187    $109,505,842    $51,772,959
  Undistributed net investment
    income (distributions in
    excess of net investment
    income)...................     3,476,263       244,311         (419,646)       149,900
  Accumulated net realized
    gain (loss) on
    investments, foreign
    currency transactions and
    net other assets..........     5,736,780   (15,165,201)       2,522,435      1,666,110
  Net unrealized appreciation
    on investments, and net
    other assets..............    25,131,880    13,990,004       26,776,187      3,550,747
                                ------------   ------------    ------------    -----------
NET ASSETS....................  $303,001,264   $118,400,301    $138,384,818    $57,139,716
                                ============   ============    ============    ===========
SHARES OUTSTANDING............    18,741,576     7,977,906        6,347,593      4,770,332
                                ============   ============    ============    ===========
Net asset value, offering
  price and redemption price
  per share...................  $      16.17   $     14.84     $      21.80    $     11.98
                                ============   ============    ============    ===========

  * Cost of investments.......  $280,868,868   $114,541,928    $125,485,912    $56,706,244
 ** Includes securities on
    loan with market values
    of........................  $  9,300,814   $11,468,915     $ 22,891,755    $ 5,862,030
*** Cost of cash denominated
    in foreign currencies.....  $  4,727,289   $        --     $         --    $        --

   The accompanying notes are an integral part of these financial statements.

M FUND, INC.
STATEMENTS OF OPERATIONS (UNAUDITED)
FOR THE PERIOD ENDED JUNE 30, 2005

                                                            BRANDES                  FRONTIER CAPITAL    BUSINESS
                                                         INTERNATIONAL  TURNER CORE    APPRECIATION    OPPORTUNITY
                                                          EQUITY FUND   GROWTH FUND        FUND         VALUE FUND
                                                         -------------  -----------  ----------------  ------------
INVESTMENT INCOME:
  Interest*............................................  $    157,843   $   14,066     $     98,558    $    25,692
  Dividends**..........................................     4,599,841      618,420          305,645        338,174
                                                         ------------   ----------     ------------    -----------
        Total investment income........................     4,757,684      632,486          404,203        363,866
                                                         ------------   ----------     ------------    -----------
EXPENSES:
  Investment advisory fee (Note 2).....................       955,838      262,015          672,814        153,911
  Custody, fund accounting, transfer agent and
    administration fees................................       222,052       73,627           86,549         56,300
  Professional fees....................................        35,750       23,046           24,788         14,478
  Shareholder reporting................................        14,753        6,731            8,984          1,841
  Directors' fees and expenses.........................        30,195       12,489           16,431          5,021
  Other................................................        22,097       10,264           14,283          3,433
                                                         ------------   ----------     ------------    -----------
        Total expenses.................................     1,280,685      388,172          823,849        234,984
  Less: Expenses reimbursable by the adviser (Note
    2).................................................            --           --               --        (21,022)
                                                         ------------   ----------     ------------    -----------
  Net operating expenses...............................     1,280,685      388,172          823,849        213,962
                                                         ------------   ----------     ------------    -----------
NET INVESTMENT INCOME (LOSS)...........................     3,476,999      244,314         (419,646)       149,904
                                                         ------------   ----------     ------------    -----------
REALIZED AND UNREALIZED GAIN (LOSS):
  Net realized gain (loss) on:
    Investment transactions............................     6,471,176    5,328,536       10,418,642      1,680,619
    Foreign currency transactions......................      (100,516)          --               --             --
                                                         ------------   ----------     ------------    -----------
        Net realized gain..............................     6,370,660    5,328,536       10,418,642      1,680,619
                                                         ------------   ----------     ------------    -----------
  Net change in unrealized appreciation (depreciation)
    on:
    Investments........................................   (20,327,785)  (3,630,393)     (10,835,715)    (1,709,374)
    Foreign currency and net other assets..............       (54,505)          --               --             --
                                                         ------------   ----------     ------------    -----------
        Net change in unrealized appreciation
          (depreciation)...............................   (20,382,290)  (3,630,393)     (10,835,715)    (1,709,374)
                                                         ------------   ----------     ------------    -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)................   (14,011,630)   1,698,143         (417,073)       (28,755)
                                                         ------------   ----------     ------------    -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS...........................................  $(10,534,631)  $1,942,457     $   (836,719)   $   121,149
                                                         ============   ==========     ============    ===========

*  Net of securities lending of:.......................  $    115,697   $    4,376     $     30,461    $     5,037

** Net of foreign taxes withheld of:...................  $    603,920   $    1,564     $      3,948    $    10,828

   The accompanying notes are an integral part of these financial statements.

M FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS

                                                              BRANDES INTERNATIONAL                 TURNER CORE
                                                                   EQUITY FUND                      GROWTH FUND
                                                         -------------------------------  -------------------------------
                                                         SIX MONTHS ENDED   YEAR ENDED    SIX MONTHS ENDED   YEAR ENDED
                                                          JUNE 30, 2005    DECEMBER 31,    JUNE 30, 2005    DECEMBER 31,
                                                           (UNAUDITED)         2004         (UNAUDITED)         2004
                                                         ----------------  -------------  ----------------  -------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
  Net investment income................................    $  3,476,999    $  2,997,738     $    244,314    $    281,866
  Net realized gain on investments and foreign currency
    transactions.......................................       6,370,660      17,032,876        5,328,536       7,815,320
  Net change in unrealized appreciation (depreciation)
    on investments and foreign currency and other
    assets.............................................     (20,382,290)     29,820,620       (3,630,393)      3,422,653
                                                           ------------    ------------     ------------    ------------
        Net increase (decrease) in net assets resulting
          from operations..............................     (10,534,631)     49,851,234        1,942,457      11,519,839
                                                           ------------    ------------     ------------    ------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income...........................        (262,155)     (2,799,483)          (3,322)       (282,684)
  From net realized capital gains......................      (3,892,467)    (13,058,521)              --              --
                                                           ------------    ------------     ------------    ------------
        Total distributions to shareholders............      (4,154,622)    (15,858,004)          (3,322)       (282,684)
                                                           ------------    ------------     ------------    ------------
FUND SHARE TRANSACTIONS (NOTE 5):
  Proceeds from shares sold............................      77,704,726      72,701,506       21,176,242      32,228,539
  Net asset value of shares issued on reinvestment of
    distributions......................................       4,154,622      15,858,004            3,322         282,684
  Cost of shares repurchased...........................     (38,925,323)    (34,034,368)     (22,288,790)    (22,418,904)
                                                           ------------    ------------     ------------    ------------
        Net increase (decrease) in net assets resulting
          from Fund share transactions.................      42,934,025      54,525,142       (1,109,226)     10,092,319
                                                           ------------    ------------     ------------    ------------
TOTAL CHANGE IN NET ASSETS.............................      28,244,772      88,518,372          829,909      21,329,474
NET ASSETS:
  Beginning of period..................................     274,756,492     186,238,120      117,570,392      96,240,918
                                                           ------------    ------------     ------------    ------------
  End of period*.......................................    $303,001,264    $274,756,492     $118,400,301    $117,570,392
                                                           ============    ============     ============    ============

* Including undistributed net investment income of:....    $  3,476,263    $    261,419     $    244,311    $      3,319

   The accompanying notes are an integral part of these financial statements.

M FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                FRONTIER CAPITAL               BUSINESS OPPORTUNITY
                                                                APPRECIATION FUND                   VALUE FUND
                                                         -------------------------------  ------------------------------
                                                         SIX MONTHS ENDED   YEAR ENDED    SIX MONTHS ENDED   YEAR ENDED
                                                          JUNE 30, 2005    DECEMBER 31,    JUNE 30, 2005    DECEMBER 31,
                                                           (UNAUDITED)         2004         (UNAUDITED)         2004
                                                         ----------------  -------------  ----------------  ------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
  Net investment income (loss).........................    $   (419,646)   $   (682,606)    $   149,904     $   188,199
  Net realized gain on investments.....................      10,418,642       9,752,453       1,680,619       2,770,858
  Net change in unrealized appreciation (depreciation)
    on investments and other assets....................     (10,835,715)      2,677,600      (1,709,374)      2,181,242
                                                           ------------    ------------     -----------     -----------
        Net increase (decrease) in net assets resulting
          from operations..............................        (836,719)     11,747,447         121,149       5,140,299
                                                           ------------    ------------     -----------     -----------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income...........................              --              --          (5,775)       (182,428)
  From net realized capital gains......................              --              --        (914,515)       (218,457)
                                                           ------------    ------------     -----------     -----------
        Total distributions to shareholders............              --              --        (920,290)       (400,885)
                                                           ------------    ------------     -----------     -----------
FUND SHARE TRANSACTIONS (NOTE 5):
  Proceeds from shares sold............................      24,137,924      86,007,519      23,159,522      14,926,548
  Net asset value of shares issued on reinvestment of
    distributions......................................              --              --         920,290         400,885
  Cost of shares repurchased...........................     (55,008,298)    (63,888,228)     (2,824,462)     (2,565,301)
                                                           ------------    ------------     -----------     -----------
        Net increase (decrease) in net assets resulting
          from Fund share transactions.................     (30,870,374)     22,119,291      21,255,350      12,762,132
                                                           ------------    ------------     -----------     -----------
TOTAL CHANGE IN NET ASSETS.............................     (31,707,093)     33,866,738      20,456,209      17,501,546
NET ASSETS:
  Beginning of period..................................     170,091,911     136,225,173      36,683,507      19,181,961
                                                           ------------    ------------     -----------     -----------
  End of period*.......................................    $138,384,818    $170,091,911     $57,139,716     $36,683,507
                                                           ============    ============     ===========     ===========

* Including undistributed net investment income
  (distributions in excess of net investment income)
  of:..................................................    $   (419,646)   $         --     $   149,900     $     5,771

   The accompanying notes are an integral part of these financial statements.

M FUND, INC.
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                  BRANDES INTERNATIONAL EQUITY FUND
                                          ---------------------------------------------------------------------------------
                                          SIX MONTHS
                                             ENDED         YEAR          YEAR          YEAR          YEAR          YEAR
                                           JUNE 30,       ENDED         ENDED         ENDED         ENDED         ENDED
                                             2005      DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                          (UNAUDITED)      2004          2003          2002          2001          2000
                                          -----------  ------------  ------------  ------------  ------------  ------------
NET ASSET VALUE, BEGINNING OF PERIOD....   $  17.00      $  14.56      $   9.97      $  12.37      $  14.95      $ 15.52
                                           --------      --------      --------      --------      --------      -------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income.................       0.18          0.19          0.12          0.14          0.18         0.18
  Net realized and unrealized gain
    (loss) on investments...............      (0.79)         3.30          4.60         (2.04)        (2.09)        0.57
                                           --------      --------      --------      --------      --------      -------
        Total from investment
          operations....................      (0.61)         3.49          4.72         (1.90)        (1.91)        0.75
                                           --------      --------      --------      --------      --------      -------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income............      (0.01)        (0.18)        (0.13)        (0.14)        (0.17)       (0.18)
  From net realized capital gains.......      (0.21)        (0.87)           --         (0.36)        (0.43)       (1.14)
  In excess of net realized capital
    gains...............................         --            --            --            --         (0.07)          --
                                           --------      --------      --------      --------      --------      -------
        Total distributions.............      (0.22)        (1.05)        (0.13)        (0.50)        (0.67)       (1.32)
                                           --------      --------      --------      --------      --------      -------
NET ASSET VALUE, END OF PERIOD..........   $  16.17      $  17.00      $  14.56      $   9.97      $  12.37      $ 14.95
                                           ========      ========      ========      ========      ========      =======
TOTAL RETURN............................      (3.55)%*      24.00%        47.43%       (15.30)%      (12.77)%       4.88%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000's).....   $303,001      $274,756      $186,238      $121,293      $122,906      $96,292
  Net expenses to average daily net
    assets..............................       0.92%**       0.92%         0.97%         0.97%         1.01%        1.05%
  Net investment income to average daily
    net assets..........................       2.50%**       1.40%         1.15%         1.34%         1.56%        1.59%
  Portfolio turnover rate...............          9%*          27%           26%           23%           20%          18%
  Without the reimbursement of expenses
    by the adviser, the ratios of net
    expenses and net investment income
    to average net assets would have
    been:
  Expenses..............................        N/A           N/A           N/A           N/A          1.02%        1.19%
  Net investment income.................        N/A           N/A           N/A           N/A          1.55%        1.45%

*    Not annualized.
**   Annualized for periods less than one year.

   The accompanying notes are an integral part of these financial statements.

M FUND, INC.
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                       TURNER CORE GROWTH FUND
                                          ---------------------------------------------------------------------------------
                                          SIX MONTHS
                                             ENDED         YEAR          YEAR          YEAR          YEAR          YEAR
                                           JUNE 30,       ENDED         ENDED         ENDED         ENDED         ENDED
                                             2005      DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                          (UNAUDITED)      2004          2003          2002          2001          2000
                                          -----------  ------------  ------------  ------------  ------------  ------------
NET ASSET VALUE, BEGINNING OF PERIOD....   $  14.63      $  13.19      $  9.82       $ 13.40       $ 17.56       $ 22.93
                                           --------      --------      -------       -------       -------       -------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income.................       0.03          0.04         0.03          0.03          0.02          0.01
  Net realized and unrealized gain
    (loss) on investments...............       0.18          1.44         3.37         (3.58)        (4.16)        (2.48)
                                           --------      --------      -------       -------       -------       -------
        Total from investment
          operations....................       0.21          1.48         3.40         (3.55)        (4.14)        (2.47)
                                           --------      --------      -------       -------       -------       -------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income............      (0.00)+       (0.04)       (0.03)        (0.03)        (0.02)        (0.01)
  From net realized capital gains.......         --            --           --            --            --         (2.89)
                                           --------      --------      -------       -------       -------       -------
        Total distributions.............      (0.00)        (0.04)       (0.03)        (0.03)        (0.02)        (2.90)
                                           --------      --------      -------       -------       -------       -------
NET ASSET VALUE, END OF PERIOD..........   $  14.84      $  14.63      $ 13.19       $  9.82       $ 13.40       $ 17.56
                                           ========      ========      =======       =======       =======       =======
TOTAL RETURN............................       1.44%*       11.19%       34.58%       (26.52)%      (23.60)%      (11.15)%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000's).....   $118,400      $117,570      $96,241       $66,980       $60,322       $42,686
  Net expenses to average daily net
    assets..............................       0.67%**       0.66%        0.70%         0.70%         0.70%         0.70%
  Net investment income to average daily
    net assets..........................       0.42%**       0.28%        0.25%         0.29%         0.12%         0.05%
  Portfolio turnover rate...............         72%*         158%         168%          279%          337%          421%
  Without the reimbursement of expenses
    by the adviser, the ratios of net
    expenses and net investment income
    (loss) to average net assets would
    have been:
  Expenses..............................        N/A           N/A         0.72%         0.75%         0.90%         0.91%
  Net investment income (loss)..........        N/A           N/A         0.23%         0.24%        (0.08)%       (0.16)%

*    Not annualized.
**   Annualized for periods less than one year.
+    Rounds to less than $0.01.

   The accompanying notes are an integral part of these financial statements.

M FUND, INC.
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                 FRONTIER CAPITAL APPRECIATION FUND
                                          ---------------------------------------------------------------------------------
                                          SIX MONTHS
                                             ENDED         YEAR          YEAR          YEAR          YEAR          YEAR
                                           JUNE 30,       ENDED         ENDED         ENDED         ENDED         ENDED
                                             2005      DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                          (UNAUDITED)      2004          2003          2002          2001          2000
                                          -----------  ------------  ------------  ------------  ------------  ------------
NET ASSET VALUE, BEGINNING OF PERIOD....   $  21.56      $  19.72      $  12.65      $ 16.93       $ 17.25       $ 21.12
                                           --------      --------      --------      -------       -------       -------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment loss...................      (0.07)        (0.09)        (0.09)       (0.10)        (0.07)           --
  Net realized and unrealized gain
    (loss) on investments...............       0.31          1.93          7.16        (4.18)        (0.10)         1.72
                                           --------      --------      --------      -------       -------       -------
        Total from investment
          operations....................       0.24          1.84          7.07        (4.28)        (0.17)         1.72
                                           --------      --------      --------      -------       -------       -------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net realized capital gains.......         --            --            --           --            --         (5.59)
  In excess of net realized capital
    gains...............................         --            --            --           --         (0.15)           --
                                           --------      --------      --------      -------       -------       -------
        Total distributions.............         --            --            --           --         (0.15)        (5.59)
                                           --------      --------      --------      -------       -------       -------
NET ASSET VALUE, END OF PERIOD..........   $  21.80      $  21.56      $  19.72      $ 12.65       $ 16.93       $ 17.25
                                           ========      ========      ========      =======       =======       =======
TOTAL RETURN............................       1.11%*        9.33%        55.89%      (25.28)%       (1.00)%        7.66%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000's).....   $138,385      $170,092      $136,225      $72,688       $85,210       $68,209
  Net expenses to average daily net
    assets..............................       1.10%**       1.09%         1.11%        1.13%         1.15%         1.15%
  Net investment loss to average daily
    net assets..........................      (0.56)%**      (0.49)%      (0.63)%      (0.70)%       (0.48)%       (0.23)%
  Portfolio turnover rate...............         15%*          44%           39%          33%           30%          103%
  Without the reimbursement of expenses
    by the adviser, the ratios of net
    expenses and net investment loss to
    average net assets would have been:
  Expenses..............................        N/A           N/A           N/A          N/A           N/A          1.23%
  Net investment loss...................        N/A           N/A           N/A          N/A           N/A         (0.31)%

*    Not annualized.
**   Annualized for periods less than one year.

   The accompanying notes are an integral part of these financial statements.

M FUND, INC.
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                               BUSINESS OPPORTUNITY VALUE FUND
                                -------------------------------------------------------------
                                    SIX MONTHS        YEAR ENDED    YEAR ENDED   PERIOD ENDED
                                ENDED JUNE 30, 2005  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                    (UNAUDITED)          2004          2003        2002(A)
                                -------------------  ------------  ------------  ------------
NET ASSET VALUE, BEGINNING OF
  PERIOD......................        $ 12.23          $ 10.09       $  7.83       $ 10.00
                                      -------          -------       -------       -------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income.......           0.03             0.06          0.06          0.05
  Net realized and unrealized
    gain (loss) on
    investments...............          (0.08)            2.22          2.26         (2.17)
                                      -------          -------       -------       -------
        Total from investment
          operations..........          (0.05)            2.28          2.32         (2.12)
                                      -------          -------       -------       -------
LESS DISTRIBUTIONS TO
  SHAREHOLDERS:
  From net investment
    income....................          (0.00)+          (0.06)        (0.06)        (0.05)
  From net realized capital
    gains.....................          (0.20)           (0.08)           --            --
                                      -------          -------       -------       -------
        Total distributions...          (0.20)           (0.14)        (0.06)        (0.05)
                                      -------          -------       -------       -------
NET ASSET VALUE, END OF
  PERIOD......................        $ 11.98          $ 12.23       $ 10.09       $  7.83
                                      =======          =======       =======       =======
TOTAL RETURN..................          (0.45)%*         22.60%        29.65%       (21.20)%*
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000's)...................        $57,140          $36,684       $19,182       $10,779
  Net expenses to average
    daily net assets..........           0.90%**          0.90%         0.90%         0.90%**
  Net investment income to
    average daily net
    assets....................           0.63%**          0.78%         0.81%         0.71%**
  Portfolio turnover rate.....             36%*             85%           67%           75%*
  Without the reimbursement of
    expenses by the adviser,
    the ratios of net expenses
    and net investment income
    (loss) to average net
    assets would have been:
  Expenses....................           0.99%**          1.27%         1.53%         1.90%**
  Net investment income
    (loss)....................           0.54%**          0.41%         0.18%        (0.29)%**

(a)  Fund commenced operations on February 1, 2002.
*    Not annualized.
**   Annualized for periods less than one year.
+    Rounds to less than $0.01.

   The accompanying notes are an integral part of these financial statements.

M FUND, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

M Fund, Inc. (the "Company") was incorporated in Maryland on August 11, 1995 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. As of June 30, 2005, the Company consisted of four separate diversified investment portfolios: Brandes International Equity Fund, Turner Core Growth Fund, Frontier Capital Appreciation Fund and Business Opportunity Value Fund (singularly the "Fund" or collectively the "Funds"), each of which is, in effect, a separate mutual fund.

The Company offers its shares to separate accounts of certain insurance companies as the underlying funding vehicle for certain variable annuity and variable life insurance policies offered by members of M Financial Holdings Incorporated ("M Financial Group") and issued by certain life insurance companies affiliated with M Financial Group. Shares of the Company may also be sold to qualified pension and retirement plans. In addition, at June 30, 2005, shares of the Company were offered to separate accounts funding variable annuity and variable life contracts issued by John Hancock Variable Life Insurance Co., Pacific Life Insurance Co., ING--Security Life of Denver Insurance Co., Pruco Life Insurance Co. of Arizona, Lincoln National Life Insurance Co,. and New York Life and Annuity Corp.

Brandes International Equity Fund's investment objective is long-term capital appreciation by investing principally in equity securities of foreign issuers, focusing on stocks with capitalizations of $1 billion or more. Turner Core Growth Fund seeks long-term capital appreciation through a diversified portfolio of common stocks of mainly U.S. companies that show strong earnings potential with reasonable market prices. Frontier Capital Appreciation Fund seeks maximum capital appreciation through investment in common stocks of U.S. companies of all sizes, with emphasis on stocks of companies with capitalizations that are consistent with the capitalization of those companies found in the Russell 2500. Business Opportunity Value Fund seeks long-term capital appreciation by investing primarily in equity securities of U.S. issuers in the large-to-medium capitalization segment of the U.S. stock market.

1. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies for the Funds. Such policies are in conformity with accounting principles generally accepted in the United States of America for investment companies and are consistently followed by the Funds in the preparation of the financial statements.

USE OF ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

PORTFOLIO VALUATION

Equity securities and other similar investments traded on a recognized U.S. securities exchange are valued at the last sale price on that exchange. If no sale occurs, equity securities traded on a U.S. exchange are valued at the mean between the closing bid and closing asked price. Equity securities and other similar investments traded on the National Association of Securities Dealers Automated Quotation System ("NASDAQ") are valued at the NASDAQ Official Closing Price. If no sale occurs, equities traded on

M FUND, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

1. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

NASDAQ are valued at the mean between the closing bid and closing asked price. Equity securities and other similar investments traded on a foreign exchange are generally valued according to the latest closing values on that exchange prior to the close of the New York Stock Exchange. Equities traded on a foreign exchange, for which no sale occurs, are valued at the official bid price. Unlisted equity securities for which market quotations are readily available are valued at the last sale price or, if no sale occurs, at the mean between the last bid and last asked price. Debt securities and other fixed-income investments of the Funds with a remaining maturity of sixty-one days or more will be valued at prices supplied by independent pricing agents approved by the Board of Directors. Short-term obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Amortized cost valuation involves initially valuing a security at its cost, and thereafter, assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. Securities for which there are no readily available market quotations or whose market value does not, in the investment adviser's opinion, reflect fair value, are valued at fair value using methods determined in good faith by the Board of Directors.

REPURCHASE AGREEMENTS

Each Fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation (i.e. collateral) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral is at least equal at all times to the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is potential loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. The Funds' investment adviser, M Financial Investmment Advisers, Inc. ("MFIA" or the "Adviser") acting under the supervision of the Board of Directors, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

FOREIGN CURRENCY

Brandes International Equity Fund may invest in non-U.S. dollar denominated assets. Foreign currencies, investments and other assets and liabilities of the Fund are translated into U.S. dollars at the exchange rates available at twelve noon Eastern Time. Purchases and sales of investment securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of such transactions.

The Fund does not isolate that portion of the results for changes in foreign currency exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Net realized foreign currency gains and losses result from changes in exchange rates, including foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency

M FUND, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

1. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

transactions and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gains and losses on investment transactions.

FORWARD FOREIGN CURRENCY CONTRACTS

Brandes International Equity Fund may enter into forward foreign currency exchange contracts. Forward foreign currency exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed or delivery is taken, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at settlement date.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the Fund's securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts can limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

At June 30, 2005, Brandes International Equity Fund held no open forward foreign currency contracts.

FUTURES CONTRACTS

The Brandes International Equity Fund may invest in futures. A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. These contracts are generally used to provide the return of an index without purchasing all of the securities underlying the index or as a temporary substitute for purchasing or selling specific securities. The Brandes International Equity Fund may enter into futures transactions only as a hedge against the risk of unexpected changes in the value of securities held or intended to be held by the Fund. Hedging theoretically reduces market risk, and exposure exists to the extent there is a related imperfect correlation. The use of futures contracts involves the risk of imperfect correlation in movement in the price of the futures contracts compared to the underlying hedged assets. The loss from investing in futures that are unhedged or uncovered, is potentially unlimited. The Funds enter into futures contracts only on exchanges or boards of trade where the exchange or board of trade acts as the counter party to the transaction. Thus, credit risk on such transactions is limited to the failure of the exchange or board of trade.

Upon entering into a futures contract, the Fund is required to make initial margin deposits with the broker or segregate liquid investments to satisfy the broker's margin requirements. Initial margin deposits are recorded as assets and held in a segregated account at the custodian. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" the contract on a daily basis to reflect the value of the contract's settlement price at the end of each day's trading. Variation margin payments are made or received and recognized as assets due from or liabilities to the broker depending upon whether unrealized gains or losses, respectively, are incurred. When

M FUND, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

1. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and its basis in the contract.

During the six months ended June 30, 2005, Brandes International Equity Fund engaged in no futures trading activity.

OPTIONS CONTRACTS

The Brandes International Equity Fund may purchase or write options.

A purchased option contract gives the buyer the right, but not the obligation, to buy (call) or sell (put) an underlying item at a fixed exercise price during a specified period. Purchases of put and call options are recorded as investments, the value of which are marked-to-market daily. When a purchased option expires, the Fund will realize a loss equal to the premium paid. When the Fund enters into a closing sale transaction, the Fund will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less the cost of the option. When the Fund exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Fund exercises a call option, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid.

The premium received for a written option is recorded as a liability. The liability is marked-to-market daily based on the option's quoted market price. When an option expires or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security. The liability related to such options is also eliminated when this occurs. When a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received will reduce the cost of the underlying security purchased.

The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a call option is that the Fund may forego the opportunity for profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. This loss can be greater than premium received. In addition, the Fund could be exposed to risks if the counterparties to the transactions are unable to meet the terms of the contracts.

During the six months ended June 30, 2005, Brandes International Equity Fund did not trade options contracts.

SECURITIES TRANSACTIONS, INVESTMENT INCOME AND EXPENSES

Securities transactions are recorded as of the trade date. Realized gains or losses from securities sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis and consists of interest accrued and, if applicable, discount earned less premiums amortized. Dividend income is recorded

M FUND, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

1. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. Investment income is recorded net of foreign taxes withheld where the recovery of such taxes is uncertain. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Most expenses of the Company can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between funds by the Company.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Each Fund declares and pays dividends from net investment income, if any, and distributes net short-term capital gains, if any, on an annual basis. Each Fund also distributes, at least annually, substantially all of the long-term capital gains in excess of available capital losses, if any, which it realizes for each taxable year. Distributions are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by each Fund, timing differences, including the deferral of wash sales and the deferral of net realized capital losses recognized subsequent to October. Permanent differences relating to shareholder distributions will result in differing characterization of distributions made by each Fund and reclassifications to paid-in capital.

SECURITY LENDING

The Funds may lend their securities to certain qualified brokers. Investors Bank and Trust Company acts as the stock lending agent for the funds. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value plus accrued interest of the securities on loan. As with other extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral should the borrowers of the securities fail financially. The Funds receive compensation in the form of fees, or it retains a portion of interest on the investments of any cash received as collateral for lending their securities. The Funds also continue to receive interest or dividends on the securities loaned.

At June 30, 2005, the market value of the securities on loan and the value of the related collateral were as follows:

                                           MARKET VALUE OF
                                          LOANED SECURITIES  COLLATERAL VALUE
                                          -----------------  ----------------
Brandes International Equity Fund.......     $ 9,300,814       $ 9,860,971
Turner Core Growth Fund.................      11,468,915        11,836,404
Frontier Capital Appreciation Fund......      22,891,755        23,503,049
Business Opportunity Value Fund.........       5,862,030         6,068,067

FEDERAL INCOME TAXES

Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to

M FUND, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

1. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

regulated investment companies and by distributing substantially all of its earnings to its shareholders. Therefore, no provision for federal income or excise tax is necessary.

2. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into an investment advisory agreement (the "Advisory Agreement") with the Adviser. The Advisory Agreement provides for the Funds to pay the Adviser a quarterly fee at an annual rate of the value of each Fund's average daily net assets as follows:

FUND                                                               TOTAL ADVISORY FEES
----                                                --------------------------------------------------
Brandes International Equity Fund.................  1.10% on the first $10 million
                                                    0.95% on the next $10 million
                                                    0.75% on the next $30 million
                                                    0.65% on amounts above $50 million
Turner Core Growth Fund...........................  0.45%
Frontier Capital Appreciation Fund................  0.90%
Business Opportunity Value Fund...................  0.65% on the first $50 million
                                                    0.60% on the next $50 million
                                                    0.55% on the next $100 million
                                                    0.50% on amounts above $200 million

For the period from May 1, 2005 to April 30, 2006, the Adviser has contractually agreed to reimburse each fund for any expenses (other than advisory fees, brokerage or other portfolio transaction expenses or expenses for litigation, indemnification, taxes or other extraordinary expenses) to the extent that such expenses exceed 0.25% of a fund's annualized average daily net assets.

Prior to May 1, 2005, the Adviser had voluntarily agreed to pay expenses of the Company (but not including the advisory fee, brokerage or other portfolio transaction expenses or expenses of litigation, indemnification, taxes or other extraordinary expenses) to the extent that such expenses, as accrued for each fund, exceeded 0.25% of the estimated average daily net assets of the Fund on an annual basis.

The Adviser has engaged Brandes Investment Partners, L.P., Turner Investment Partners, Inc., Frontier Capital Management Company, LLC and Iridian Asset Management, LLC to act as sub-advisers to provide day to day portfolio management for the Funds. As compensation for their services, each Sub-Adviser

M FUND, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

2. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)

receives a fee (paid by the Adviser) based on the average daily net assets of the applicable Fund at the following annual rates:

FUND                                                             TOTAL SUB-ADVISORY FEES
----                                                --------------------------------------------------
Brandes International Equity Fund.................  0.95% on the first $10 million
                                                    0.80% on the next $10 million
                                                    0.60% on the next $30 million
                                                    0.50% on the amounts above $50 million
Turner Core Growth Fund...........................  0.30%
Frontier Capital Appreciation Fund................  0.75%
Business Opportunity Value Fund...................  0.50% on the first $50 million
                                                    0.45% on the next $50 million
                                                    0.40% on the next $100 million
                                                    0.35% on the amounts above $200 million

M Holdings Securities, Inc. acts as distributor (the "Distributor") for each of the Funds. The Distributor is a wholly-owned subsidiary of M Financial Group. No fees are due the Distributor for these services.

No officer, director or employee of the Adviser, or sub-advisers receives any compensation from the Company for serving as a director or officer of the Company. The Company paid each Director who is not an officer or employee of the Adviser and their affiliates, $10,000 per annum plus $500 per meeting attended and reimbursed each such Director for travel and out-of-pocket expenses. Effective March 04, 2005, the directors and officers fees have increased to $20,000 annual retainer with a $1,500 per meeting attended with an additional $1,500 per Audit Committee Attended. The Chairman and Audit Committee Chair will receive an additional $10,000 annually.

BOARD OF DIRECTORS--CONSIDERATIONS IN APPROVING INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS

At a meeting held on March 4, 2005, the Board of Directors of the Company approved an investment advisory agreement between MFIA and the Company, and investment sub-advisory agreements between MFIA, on behalf of the Brandes International Equity Fund, Frontier Capital Appreciation Fund, Turner Core Growth Fund and Business Opportunity Value Fund, and Brandes Investment Partners ("Brandes"), Frontier Capital Management ("Frontier"), Turner Investment Partners ("Turner") and Iridian Asset Management ("Iridian"), respectively (each a "Sub-Adviser" and collectively the "Sub-Advisers").

In determining whether to approve the investment advisory agreement and investment sub-advisory agreements, the Board, including all of the Directors who are not interested persons under the Investment Company Act of 1940 (the "Independent Directors"), reviewed and considered the following information:
(1) the nature, extent and quality of the services to be provided by the Adviser and each Sub-Adviser; (2) the Adviser's and each Sub-Adviser's regulatory compliance history; (3) the investment performance of the Funds and the Adviser and each Sub-Adviser; (4) advisory fees payable to the Adviser and each Sub-Adviser; (5) the extent to which economies of scale would be realized as the Funds grow and whether

M FUND, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

2. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)

shareholders are benefited by such arrangements; (6) the operating expenses of the Company; and (7) the Adviser's and each Sub-Adviser's choice of brokers and dealers for portfolio transactions and the cost of such transactions.

THE NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY THE ADVISER AND EACH SUB-ADVISER

The Board reviewed in detail the nature and extent of the services provided by the Adviser and Sub-Advisers under the terms of the Funds' Investment Advisory Agreement and Investment Sub-Advisory Agreements and the quality of those services over the past year. The Board noted that the services include: providing investment advice and recommendations to the Funds with respect to the Funds' investment policies and the purchase and sale of securities; supervising and monitoring the investment program of the Funds and the composition of the Funds' portfolios; arranging for the purchase and sale of securities and other investments of the Funds; providing reports on the foregoing to the Company; and making its officers and employees available to the Company to review the investment policies of the Funds and to consult with the Company's officers regarding the investment affairs of the Funds. The Board evaluated these factors based on their direct experience with the Adviser and Sub-Advisers and in consultation with counsel to the independent directors and Fund counsel. The Board concluded that the nature and extent of the services provided under both the Investment Advisory Agreement and Investment Sub-Advisory Agreements were reasonable and appropriate in relation to the advisory and sub-advisory fees, that the level of services provided by the Adviser and Sub-Advisers had not diminished over the past year and that the quality of services continues to be high. The Board reviewed the personnel responsible for providing advisory and sub-advisory services to the Funds and concluded, based on their experience and interaction with the Adviser and Sub-Advisers, that: (i) the Adviser and Sub-Advisers were able to retain quality portfolio managers and other personnel;
(ii) the Adviser and Sub-Advisers exhibited a high level of diligence and attention to detail in carrying out their advisory responsibilities under the Investment Advisory Agreement and Investment Sub-Advisory Agreements; (iii) the Adviser and Sub-Adviser were responsive to requests of the Board; and (iv) the Adviser and Sub-Adviser had kept the Board apprised of developments relating to the Funds and the industry in general.

THE ADVISER'S AND EACH SUB-ADVISER'S REGULATORY COMPLIANCE HISTORY

The Board also discussed that compliance matters are reviewed quarterly by the Adviser and Sub-Advisers and any violations are brought to the attention of the Company's Chief Compliance Officer and the Board. Based upon information provided to it, the Board concluded that the Adviser and Sub-Advisers have taken reasonable steps to monitor compliance.

THE INVESTMENT PERFORMANCE OF THE FUNDS AND THE ADVISER AND EACH SUB-ADVISER

The Board reviewed the investment performance of the Funds. The Board noted that investment performance for each Fund is primarily determined by the investment decisions of each Sub-Adviser. But the Board stated that MFIA has the responsibility in managing each Sub-Advisory relationship and making decisions

M FUND, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

2. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)

about when to recommend a change in sub-adviser. The Board concluded that MFIA is adequately managing each Sub-Advisory relationship.

BRANDES
The Board considered the investment performance of the Brandes International Equity Fund. For the periods ended December 31, 2004, the return for the Fund was 24.00%, 15.69%, 7.21% and 10.50% over the one, three and five year periods and since inception, respectively. For each period and since inception, the Fund exceeded its benchmark, the MSCI EAFE Index.

FRONTIER
The Board considered the investment performance of the Frontier Capital Appreciation Fund. For the periods ended December 31, 2004, the return for the Fund was 9.33%, 8.39%, 6.30% and 13.66% over the one, three and five year periods and since inception, respectively. For the one, three and five year periods, the Fund trailed its benchmark, the Russell 2500 Stock Index. But since inception, the Fund has exceeded its benchmark.

TURNER
The Board considered the investment performance of the Turner Core Growth Fund. For the periods ended December 31, 2004, the return for the Fund was 11.19%, 3.21%, (5.68%) and 8.97% over the one, three and five year periods and since inception, respectively. For each period and since inception, the Fund exceeded its benchmark, the Russell 1000 Index.

IRIDIAN
The Board considered the investment performance of the Business Opportunity Value Fund. For the period ended December 31, 2004, the return for the Fund was 22.60% and 8.03% over the one-year period and since inception, respectively. For the one-year period, the Fund exceeded its benchmark, the Russell 1000 Value Index.

ADVISORY FEES PAYABLE TO THE ADVISER AND EACH SUB-ADVISER

The Board compared the level of the advisory fee for each Fund against the advisory fees charged by the funds in the respective Peer Groups. The Board also considered comparative total fund expenses of the Funds and the respective Peer Groups. The Board used this fee information and total expense data as a guide to help assess the reasonableness of each Fund's advisory fee. The Board noted that the management fees payable by each Fund were well within the industry averages. The Board also noted that the portion of the management fee retained by MFIA was fair and reasonable given its responsibilities and efforts in managing each Sub-Advisory relationship.

BRANDES
The Board considered the advisory fees payable to Brandes as well as the profitability to Brandes in managing the Fund. The Board noted that the management fee payable to Brandes is fair and reasonable given its responsibilities and efforts in managing the Fund. In reviewing the Brandes' Manager Questionnaire, which described the financial condition and profitability of Brandes in managing the Fund, the Board noted that managing the Fund is profitable to Brandes.

M FUND, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

2. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)

FRONTIER
The Board considered the advisory fees payable to Frontier as well as the profitability to Frontier in managing the Fund. The Board noted that the management fee payable to Frontier is fair and reasonable given its responsibilities and efforts in managing the Fund. In reviewing, Frontier's audited financial statement that described the financial condition and profitability of Frontier, the Board noted that managing the Fund is profitable to Frontier.

TURNER
The Board considered the advisory fees payable to Turner as well as the profitability to Turner in managing the Fund. The Board noted that the management fee payable to Turner is fair and reasonable given its responsibilities and efforts in managing the Fund. In reviewing Turner's audited financial statement that described the financial condition and profitability of Frontier in managing the Fund, the Board noted that managing the Fund is profitable to Turner.

IRIDIAN
The Board considered the advisory fees payable to Iridian as well as the profitability to Iridian in managing the Fund. The Board noted that the management fee payable to Iridian is fair and reasonable given its responsibilities and efforts in managing the Fund. In reviewing Iridian's Manager Questionnaire, which described the financial condition and profitability of Iridian in managing the Fund, the Board noted that managing the Fund is profitable to Iridian.

THE EXTENT TO WHICH ECONOMIES OF SCALE WOULD BE REALIZED AS THE FUNDS GROW AND WHETHER SHAREHOLDERS ARE BENEFITED BY SUCH ARRANGEMENTS

With respect to the Board's consideration of economies of scale, the Board discussed with the Adviser whether, as asset levels increase, economies of scale would be realized by shareholders of the Funds.

BRANDES
The Board considered the benefit to investors of economies of scale. The Board noted that as assets in the Fund increase, the fee rate paid to Brandes decreases. Specifically, if average net assets in the Fund exceed $10 million, the management fee paid by the Fund will decrease from 1.10% to 0.95% of average net assets. If average net assets in the Fund exceed $20 million, the management fee paid by the Fund will decrease from 0.95% to 0.75% of average net assets. If average net assets in the Fund exceed $50 million, the management fee paid by the Fund will decrease from 0.75% to 0.65% of average net assets. The Board concluded that as the Fund grows, this economy of scale benefits shareholders of the Fund.

FRONTIER
The Board considered the benefit to investors of economies of scale. The Board noted that while Frontier is not paid on a decrimental basis, as assets in the Fund increase, shareholders benefit by spreading fixed operating costs over a larger asset base. The Board concluded that as the Fund grows, this economy of scale benefits shareholders of the Fund.

TURNER
The Board considered the benefit to investors of economies of scale. The Board noted that while Turner is

M FUND, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

2. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)

not paid on a decrimental basis, as assets in the Fund increase, shareholders benefit by spreading fixed operating costs over a larger asset base. The Board concluded that as the Fund grows, this economy of scale benefits shareholders of the Fund.

IRIDIAN
The Board considered the benefit to investors of economies of scale. The Board noted that as assets in the Fund increase, the fee rate paid to Iridian decreases. Specifically, if average net assets in the Fund exceed $50 million, the management fee paid by the Fund will decrease from 0.65% to 0.60% of average net assets. If average net assets in the Fund exceed $100 million, the management fee paid by the Fund will decrease from 0.60% to 0.55% of average net assets. If average net assets in the Fund exceed $200 million, the management fee paid by the Fund will decrease from 0.55% to 0.50% of average net assets. The Board concluded that as the Fund grows, this economy of scale benefits shareholders of the Fund.

THE OPERATING EXPENSES OF THE COMPANY

The Board considered the operating expenses of the Funds. The Board noted that MFIA has voluntarily subsidized fund expenses to maintain operating expenses at no more than 25 basis points. The Board noted that only the Business Opportunity Value Fund has not yet reached a level where subsidies are no longer required. Further the Board noted that the remaining funds have achieved economies of scale sufficient to make such subsidizes unnecessary. The Board determined that MFIA's contractual obligation to limit operating expenses is in the best interests of shareholders. Moreover, the Board noted that as assets grow, fixed operating costs are spread over a larger asset base and operating expenses should continue to decrease, benefiting shareholders.

THE ADVISER'S AND EACH SUB-ADVISER'S CHOICE OF BROKERS AND DEALERS FOR PORTFOLIO TRANSACTIONS AND THE COST OF SUCH TRANSACTIONS

The Board considered brokerage arrangements between each Fund and its Sub-Adviser. The Company's Chief Compliance Officer monitors compliance with each Sub-Adviser's written policies and procedures for fair trading practices. Brokerage fees are reviewed for reasonableness and reports are provided each quarter to the Board regarding each Sub-Adviser's compliance with restricted trading practices. Each Sub-Adviser has certified that it will not purchase or sell portfolio securities between itself and M Holdings Securities, Inc. Quarterly, the Board is presented with reports of each Sub-Adviser's soft-dollar commission practices, as well as information on the types of research and services obtained in connection with soft dollar commissions. The Board concluded that brokerage fees being paid by the Funds were reasonable. In addition, the Board found that the trading practices and soft dollar usage by each Sub-Adviser were reasonable.

Based on a consideration of all these factors in their totality, the Board, including all of the Independent Directors, determined that the Funds' advisory fees were fair and reasonable with respect to the quality of services that the Adviser and Sub-Advisers provide and in light of the other factors described above, that the Board deemed relevant. The Directors based their decision on evaluations of all these factors as a whole and did not consider any one factor as all-important or controlling.

M FUND, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

3. PURCHASES AND SALES OF SECURITIES

Cost of purchases and proceeds from sales of investment securities, excluding short-term investments, for the six months ended June 30, 2005, were as follows:

                                            NON-U.S. GOVERNMENT
                                                 SECURITIES
                                          ------------------------
                                           PURCHASES      SALES
                                          -----------  -----------
Brandes International Equity Fund.......  $71,039,378  $23,877,476
Turner Core Growth Fund.................   83,078,037   83,512,830
Frontier Capital Appreciation Fund......   21,116,490   45,585,805
Business Opportunity Value Fund.........   34,098,388   16,267,547

4. TAX BASIS UNREALIZED APPRECIATION / (DEPRECIATION)

At June 30, 2005, aggregated gross unrealized appreciation for investment securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for investment securities in which there is an excess of tax cost over value were as follows:

                                  FEDERAL      TAX BASIS     TAX BASIS     TAX BASIS
                                 INCOME TAX    UNREALIZED    UNREALIZED    UNREALIZED
                                    COST      APPRECIATION  DEPRECIATION  APPRECIATION
                                ------------  ------------  ------------  ------------
Brandes International Equity
  Fund........................  $271,641,767  $36,163,734   $(11,621,483) $24,542,251
Turner Core Growth Fund.......   102,743,776   15,204,968     (1,253,216)  13,951,752
Frontier Capital Appreciation
  Fund........................   103,043,629   32,496,104     (6,780,683)  25,715,421
Business Opportunity Value
  Fund........................    50,681,115    4,774,707     (1,266,899)   3,507,808

5. COMMON STOCK

The Fund is authorized to issue and has classified 400,000,000 shares of common stock with a $0.001 par value. At June 30, 2005, authorized shares were allocated to each Portfolio as follows:

PORTFOLIO                                           AUTHORIZED SHARES
---------                                           -----------------
Brandes International Equity Fund.................      100,000,000
Turner Core Growth Fund...........................      100,000,000
Frontier Capital Appreciation Fund................      100,000,000
Business Opportunity Value Fund...................      100,000,000

M FUND, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

5. COMMON STOCK (CONTINUED)

Changes in the capital shares outstanding were as follows:

                                      BRANDES INTERNATIONAL                   TURNER CORE
                                           EQUITY FUND                        GROWTH FUND
                                ---------------------------------  ---------------------------------
                                   SIX MONTHS                         SIX MONTHS
                                     ENDED          YEAR ENDED          ENDED          YEAR ENDED
                                 JUNE 30, 2005     DECEMBER 31,     JUNE 30, 2005     DECEMBER 31,
                                  (UNAUDITED)          2004          (UNAUDITED)          2004
                                ----------------  ---------------  ----------------  ---------------
Shares sold...................       4,666,893         4,620,187        1,483,766         2,403,662
Shares repurchased............      (2,342,204)       (2,182,993)      (1,543,324)       (1,684,090)
Distributions reinvested......         258,212           933,553              223            19,347
                                 -------------     -------------    -------------     -------------
Net increase..................       2,582,901         3,370,747          (59,335)          738,919
Fund Shares:
  Beginning of period.........      16,158,675        12,787,928        8,037,241         7,298,322
                                 -------------     -------------    -------------     -------------
  End of period...............      18,741,576        16,158,675        7,977,906         8,037,241
                                 =============     =============    =============     =============

                                        FRONTIER CAPITAL                 BUSINESS OPPORTUNITY
                                        APPRECIATION FUND                     VALUE FUND
                                ---------------------------------  ---------------------------------
                                   SIX MONTHS                         SIX MONTHS
                                     ENDED          YEAR ENDED          ENDED          YEAR ENDED
                                 JUNE 30, 2005     DECEMBER 31,     JUNE 30, 2005     DECEMBER 31,
                                  (UNAUDITED)          2004          (UNAUDITED)          2004
                                ----------------  ---------------  ----------------  ---------------
Shares sold...................       1,142,735         4,346,780        1,927,344        1,301,474
Shares repurchased............      (2,685,440)       (3,365,591)        (232,289)        (237,196)
Distributions reinvested......              --                --           76,246           32,752
                                 -------------     -------------    -------------     ------------
Net increase..................      (1,542,705)          981,189        1,771,301        1,097,030
Fund Shares:
  Beginning of period.........       7,890,298         6,909,109        2,999,031        1,902,001
                                 -------------     -------------    -------------     ------------
  End of period...............       6,347,593         7,890,298        4,770,332        2,999,031
                                 =============     =============    =============     ============

6. FINANCIAL INSTRUMENTS

Brandes International Equity Fund regularly trades financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to market risks, such as forward foreign currency exchange rates. These financial instruments are limited to forward foreign currency exchange contracts. The notional or contractual amounts of these instruments represent the investments the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions are considered.

M FUND, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

7. CONCENTRATION

At June 30, 2005, a substantial portion of the Brandes International Equity Fund's net assets consist of securities denominated in foreign currencies. Changes in currency exchange rates will affect the value of and investment income from such securities. Foreign securities are subject to greater price volatility, more limited capitalization and liquidity, and higher rates of inflation than securities of companies based in the United States.

8. BENEFICIAL INTEREST

Shares of the Funds are owned by insurance companies as depositors of separate accounts which are used primarily to fund variable annuity contracts and variable life insurance contracts. As of June 30, 2005, M Financial
Holdings Inc., M Life Insurance Co., John Hancock Variable Life Insurance Co., Pacific Life Insurance Co., ING- Security Life of Denver Insurance Co., Pruco Life Insurance Co. of Arizona, Lincoln National Life Insurance Co. and New York Life and Annuity Corp., through their separate accounts, the separate accounts of insurance company subsidiaries and direct ownership of seed money shares, owned all shares of the Funds. John Hancock Variable Life Insurance Co. and Pacific Life Insurance Co. may each be deemed a control person of certain Funds in which their separate accounts hold more than 25% of the shares of such Funds.

At June 30, 2005 the ownership of each fund was as follows:

                                                    PERCENTAGE OF OWNERSHIP
                                                  ----------------------------
                                                                 JOHN HANCOCK      PACIFIC
                                  M FINANCIAL        M LIFE      VARIABLE LIFE      LIFE
                                 HOLDINGS INC.    INSURANCE CO.  INSURANCE CO.  INSURANCE CO.
                                ----------------  -------------  -------------  -------------
Brandes International Equity
  Fund........................             --            1.6%          45.4%           46.3%
Turner Core Growth Fund.......             --            1.9%          41.8%           31.4%
Frontier Capital Appreciation
  Fund........................             --            2.3%          42.9%           39.8%
Business Opportunity Value
  Fund........................           13.1%           8.7%          38.5%           32.6%

                                                        PERCENTAGE OF OWNERSHIP
                                                      ----------------------------
                                   ING--SECURITY       PRUCO LIFE       LINCOLN
                                      LIFE OF         INSURANCE CO.  NATIONAL LIFE    NEW YORK LIFE
                                DENVER INSURANCE CO.   OF ARIZONA    INSURANCE CO.  AND ANNUITY CORP.
                                --------------------  -------------  -------------  -----------------
Brandes International Equity
  Fund........................               5.3%             0.8%          0.5%              0.2%
Turner Core Growth Fund.......               2.5%            21.2%          0.7%              0.5%
Frontier Capital Appreciation
  Fund........................               5.1%             0.3%          0.5%              0.2%
Business Opportunity Value
  Fund........................               5.1%             1.5%          0.6%               --

M FUND, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

9. DIRECTOR'S AND OFFICER'S TABLES (UNAUDITED)

Interested Director*:

                                                                                                NUMBER OF
                                                                                               PORTFOLIOS         OTHER
                                    POSITION     TERM OF OFFICE                              IN FUND COMPLEX  DIRECTORSHIPS
                                   HELD WITH     AND LENGTH OF     PRINCIPAL OCCUPATIONS       OVERSEEN BY       HELD BY
 NAME, ADDRESS AND AGE                FUND        TIME SERVED       DURING PAST 5 YEARS         DIRECTOR         DIRECTOR
 ---------------------           --------------  --------------  --------------------------  ---------------  --------------
 Peter W. Mullin(1)              Director        Indefinite      Chairman, Mullin                   4         Avery
 Mullin Consulting, Inc.                         Eight years     Consulting, Inc.                             Dennison,
 644 S. Figueroa St.                                             (insurance agency)                           Mrs. Fields
 Los Angeles, CA 90017                                                                                        Original
 (Born: 1/14/41)                                                                                              Cookies, Inc.

------------------------

  *  Interested person as defined by the 1940 Act.
(1) Mr. Mullin is deemed to be interested because he owns 26.3% of M Financial Holdings Incorporated which controls the Company's investment advisor.

M FUND, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

9. DIRECTOR'S AND OFFICER'S TABLES (UNAUDITED) (CONTINUED)

Independent Directors:

                                                                                                  NUMBER OF
                                                                                                 PORTFOLIOS         OTHER
                                  POSITION(S)    TERM OF OFFICE**                              IN FUND COMPLEX  DIRECTORSHIPS
                                   HELD WITH      AND LENGTH OF     PRINCIPAL OCCUPATION(S)      OVERSEEN BY       HELD BY
 NAME, ADDRESS AND AGE                FUND         TIME SERVED        DURING PAST 5 YEARS         DIRECTOR         DIRECTOR
 ---------------------           --------------  ----------------  --------------------------  ---------------  --------------
 Gerald Bidwell                  Director        Indefinite        Retired. Through 2003,             4         N/A
 320 SW 6th Ave.                                 Eight years       President and Chief
 Portland, OR 97204                                                Executive Officer,
 (Born: 6/6/42)                                                    Bidwell & Co. (discount
                                                                   brokerage firm).

 Neil E. Goldschmidt             Director        Indefinite        Retired. Through 2004,             4         N/A
 P.O. Box 9                                      Eight years       President, Neil
 Dundee, OR 97115                                                  Goldschmidt, Inc. (law
 (Born: 6/16/40)                                                   firm).

 Philip Halpern                  Director and    Indefinite        Vice President and Chief           4         Blake
 375 East 57th St.               Chairman of     Eight years       Investment Officer, The                      Morrow, Inc.,
 Chicago, IL 60637               the Board                         University of Chicago,                       LC Capital
 (Born: 7/19/54)                                                   from July 21, 1998 to                        Management,
                                                                   2004.                                        Dow Jones
                                                                                                                Hedge Fund
                                                                                                                Institutional
                                                                                                                Benchmark
                                                                                                                Committee,
                                                                                                                RREEF America
                                                                                                                REIT
                                                                                                                II, Inc.,
                                                                                                                SunTx Capital
                                                                                                                Partners,
                                                                                                                Tellus, LP

 W. Dana Northcut                Director        Indefinite        Principal, Chicago                 4         N/A
 140 South Dearborn St.                          Since May 25,     Partners; Adjunct
 Suite 1500                                      2004              Associate Professor of
 Chicago, IL 60603                                                 Accounting, Graduate
 (Born: 2/29/56)                                                   School of Business,
                                                                   University of Chicago

------------------------

     There is no family relationship between any of the Directors listed above. ** Each director serves for an indefinite term in accordance with the current by-laws of M Fund, Inc. until the date a director resigns, retires or is removed by the Board of Directors or shareholders in accordance with the Articles of Incorporation of M Fund, Inc.

M FUND, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

9. DIRECTOR'S AND OFFICER'S TABLES (UNAUDITED) (CONTINUED)

Principal Officers who are not Directors*:

                                                                                                NUMBER OF
                                                                                               PORTFOLIOS         OTHER
                                   POSITIONS     TERM OF OFFICE                              IN FUND COMPLEX  DIRECTORSHIPS
                                   HELD WITH     AND LENGTH OF     PRINCIPAL OCCUPATIONS       OVERSEEN BY       HELD BY
 NAME, ADDRESS AND AGE                FUND        TIME SERVED       DURING PAST 5 YEARS          OFFICER         DIRECTOR
 ---------------------           --------------  --------------  --------------------------  ---------------  --------------
 Daniel F. Byrne(1)              President       One year        Senior Vice President,             4         N/A
 M Fund, Inc.                                    Eight years     Product Development and
 1125 NW Couch St., Suite 900                                    Sales Support, M Financial
 Portland, OR 97209                                              Group
 (Born: 10/27/56)

 David W. Schutt(2)              Secretary and   One year        Secretary of M Life and            4         N/A
 M Fund, Inc.                    Treasurer       Eight years     Director of Finance for M
 1125 NW Couch St., Suite 900                                    Financial Group
 Portland, OR 97209
 (Born: 7/4/55)

 JoNell Hermanson(3)             Chief           One year        Vice President of Sales            4         N/A
 1125 NW Couch St., Suite 900    Compliance      Since           and Support and Marketing
 Portland, OR 97209              Officer         August 25,      Officer for M Financial
 (Born: 7/25/59)                                 2004            Investment Advisers;
                                                                 Director of Product
                                                                 Development and Sales
                                                                 Support for M Financial
                                                                 Group, 1993-2003.

------------------------

     Interested person as defined by the 1940 Act.
(1) Mr. Byrne is deemed to be interested because he serves as President of the Adviser.
(2) Mr. Schutt is deemed to be interested because he serves as Secretary and Treasurer of the Adviser and the Distributor.
(3) Ms. Hermanson is deemed to be interested because she serves as Chief Compliance Officer of the Adviser.

SUPPLEMENTAL INFORMATION (UNAUDITED)

The Statement of Additional Information includes additional information about the Fund's Directors and is available, without charge, upon request, by calling 1-888-736-2878.

QUARTERLY FORM N-Q PORTFOLIO SCHEDULE

Each portfolio will file its complete schedule with the Security and Exchange Commission ("SEC") on Form N-Q at the end of the first and third fiscal quarters within 60 days of the end of the quarter to which it relates. The Fund's Form N-Q will be available on the Company's website at www.mfin.com and on the SEC's website at www.sec.gov and may also be reviewed and copied at the SEC's Public Reference Room. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PROXY VOTING POLICIES AND PROCEDURES

A description of the Fund's proxy voting policies and procedures and the Fund's proxy voting record for the most recent twelve-month period ending June 30, 2005 are available (1) without charge, upon request, by calling the Company toll-free at 1-888-736-2878; and (2) on the SEC's website at http://www.sec.gov.

M FUND, INC.
HYPOTHETICAL EXPENSE EXAMPLE (UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares; and (2) ongoing costs, including management fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2005 to June 30, 2005.

                                ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                  HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

M FUND, INC.
HYPOTHETICAL EXPENSE EXAMPLE (UNAUDITED) (CONTINUED)

                                                                                EXPENSES PAID
                                BEGINNING ACCOUNT  ENDING ACCOUNT  ANNUALIZED  DURING PERIOD*
                                      VALUE            VALUE        EXPENSE     (JANUARY 1 TO
                                 JANUARY 1, 2005   JUNE 30, 2005     RATIO     JUNE 30, 2005)
                                -----------------  --------------  ----------  ---------------
BRANDES INTERNATIONAL EQUITY
  FUND
  Actual......................      $1,000.00        $  964.50         0.92%        $4.48
  Hypothetical (5% return
    before expenses)..........       1,000.00         1,020.23         0.92%         4.61

TURNER CORE GROWTH FUND
  Actual......................       1,000.00         1,014.40         0.67%        $3.35
  Hypothetical (5% return
    before expenses)..........       1,000.00         1,021.47         0.67%         3.36

FRONTIER CAPITAL APPRECIATION
  FUND
  Actual......................       1,000.00         1,011.10         1.10%        $5.49
  Hypothetical (5% return
    before expenses)..........       1,000.00         1,019.34         1.10%         5.51

BUSINESS OPPORTUNITY VALUE
  FUND
  Actual......................       1,000.00           995.50         0.99%        $4.90
  Hypothetical (5% return
    before expenses)..........       1,000.00         1,019.89         0.99%         4.96

------------------------

  * Expenses are calculated using each Portfolio's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

ITEM 2. CODE OF ETHICS.

     Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

     Not applicable

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

     Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

     Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

     Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

     Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

        (a) The Registrant's Principal Executive Officer and Principal Financial Officer concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report, based on their evaluation of the effectiveness of the Registrant's disclosure controls and procedures as of the Evaluation Date.

        (b) There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

     (a)(1) Not applicable.

     (a)(2) Separate certifications for the Registrant's of Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99CERT.

     (b) Certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b), under the Investment Company Act of 1940 are attached here to as Exhibit 99.906CERT. These certifications are being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and are not being filed as part of the Form N-CSR with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

    M Fund, Inc.


    By: /s/ Daniel F. Byrne
 ----------------------------------------
      Daniel F. Byrne
      President/Principal Executive Officer

   Date:


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


    By: /s/ Daniel F. Byrne
 -----------------------------------------------------
       Daniel F. Byrne
       President/Principal Executive Officer

   Date:


    By: /s/ David W. Schutt
 -----------------------------------------------------
       David W. Schutt
       Treasurer/Principal Financial
       and Accounting Officer

   Date: